Not FDIC Insured May Lose Value No Bank Guarantee
39362-Q1PH

Schedule of Investments
(unaudited)
Putnam Multi-Asset Income Fund 2
Notes to Schedule of Investments 53

Putnam Asset Allocation Funds
Schedule of Investments (unaudited), November 30, 2025
Putnam Multi-Asset Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 28.9%
Aerospace & Defense 0.4%
a
AeroVironment, Inc. ................................. United States 12 $ 3,354
a
Astronics Corp. ..................................... United States 193 10,532
General Dynamics Corp. .............................. United States 154 52,611
General Electric Co. ................................. United States 159 47,454
Kongsberg Gruppen ASA ............................. Norway 268 6,350
a
Kratos Defense & Security Solutions, Inc. ................. United States 40 3,044
Leonardo DRS, Inc. ................................. United States 1,543 52,724
Lockheed Martin Corp. ............................... United States 1,779 814,533
Moog, Inc. , A ....................................... United States 16 3,675
Rheinmetall AG ..................................... Germany 39 66,705
Rolls-Royce Holdings plc ............................. United Kingdom 6,348 89,597
RTX Corp. ........................................ United States 293 51,249
Safran SA ......................................... France 125 42,020
Thales SA ......................................... France 51 13,357
a
V2X, Inc. .......................................... United States 103 5,650
1,262,855
Air Freight & Logistics 0.3%
Deutsche Post AG ................................... Germany 550 28,624
FedEx Corp. ....................................... United States 196 54,033
Hub Group, Inc. , A ................................... United States 207 7,984
United Parcel Service, Inc. , B .......................... United States 7,321 701,279
791,920
Automobile Components 0.1%
a
Adient plc ......................................... United States 316 6,149
a
American Axle & Manufacturing Holdings, Inc. .............. United States 1,035 6,800
Dana, Inc. ......................................... United States 873 19,564
Denso Corp. ....................................... Japan 500 6,584
a
Dorman Products, Inc. ............................... United States 25 3,307
a
Gentherm, Inc. ..................................... United States 94 3,353
Sumitomo Electric Industries Ltd. ....................... Japan 2,400 94,571
Visteon Corp. ...................................... United States 178 18,378
158,706
Automobiles 0.9%
Bayerische Motoren Werke AG ......................... Germany 220 22,487
Ford Motor Co. ..................................... United States 4,176 55,457
Mercedes-Benz Group AG ............................ Germany 1,586 107,102
Stellantis NV ....................................... United States 3,307 35,401
Stellantis NV ....................................... United States 8,804 94,238
a
Tesla, Inc. ......................................... United States 2,605 1,120,593
Toyota Motor Corp. .................................. Japan 9,300 187,598
1,622,876
Banks 2.1%
b
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 1,884 63,834
Amalgamated Financial Corp. .......................... United States 211 6,193
Ameris Bancorp .................................... United States 44 3,333
ANZ Group Holdings Ltd. ............................. Australia 6,475 146,903
Associated Banc-Corp. ............................... United States 120 3,155
a
Axos Financial, Inc. .................................. United States 217 17,833
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 4,653 100,568
Banco BPM SpA .................................... Italy 6,280 90,514
Banco de Sabadell SA ............................... Spain 31,778 115,518
Bank Leumi Le-Israel BM ............................. Israel 2,079 44,043
Bank of America Corp. ............................... United States 1,126 60,410
Bank of Hawaii Corp. ................................ United States 48 3,146

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Bank of NT Butterfield & Son Ltd. (The) ................... United States 198 $ 9,195
Banner Corp. ...................................... United States 50 3,140
Beacon Financial Corp. ............................... United States 127 3,250
BNP Paribas SA .................................... France 2,089 178,565
BOC Hong Kong Holdings Ltd. ......................... China 12,500 60,348
CaixaBank SA ...................................... Spain 13,169 147,050
Cathay General Bancorp .............................. United States 345 16,712
Central Pacific Financial Corp. ......................... United States 197 5,859
Citigroup, Inc. ...................................... United States 716 74,178
Citizens Financial Group, Inc. .......................... United States 982 53,126
Credit Agricole SA ................................... France 4,573 87,662
a
Customers Bancorp, Inc. .............................. United States 234 16,123
Danske Bank A/S ................................... Denmark 1,391 63,892
Enterprise Financial Services Corp. ...................... United States 166 9,065
Financial Institutions, Inc. ............................. United States 115 3,519
First Bancorp ...................................... United States 829 16,389
First Financial Corp. ................................. United States 63 3,677
First Merchants Corp. ................................ United States 39 1,437
Flushing Financial Corp. .............................. United States 204 3,348
Hancock Whitney Corp. ............................... United States 236 14,299
Hanmi Financial Corp. ................................ United States 201 5,552
Heritage Commerce Corp. ............................. United States 297 3,234
Hilltop Holdings, Inc. ................................. United States 371 12,733
Hope Bancorp, Inc. .................................. United States 423 4,492
HSBC Holdings plc .................................. United Kingdom 18,228 258,309
Independent Bank Corp. .............................. United States 128 4,179
Intesa Sanpaolo SpA ................................. Italy 26,120 169,441
JPMorgan Chase & Co. ............................... United States 159 49,780
Mercantile Bank Corp. ................................ United States 68 3,127
Metropolitan Bank Holding Corp. ........................ United States 46 3,432
National Bank Holdings Corp. , A ........................ United States 304 11,312
Nordea Bank Abp ................................... Finland 8,476 149,988
Northrim BanCorp, Inc. ............................... United States 148 3,635
Northwest Bancshares, Inc. ............................ United States 254 3,038
OFG Bancorp ...................................... United States 227 9,019
Origin Bancorp, Inc. ................................. United States 87 3,166
Oversea-Chinese Banking Corp. Ltd. ..................... Singapore 1,600 22,858
Pathward Financial, Inc. .............................. United States 174 12,511
PNC Financial Services Group, Inc. (The) ................. United States 288 54,927
Popular, Inc. ....................................... United States 454 52,078
Preferred Bank ..................................... United States 90 8,497
Regions Financial Corp. .............................. United States 2,135 54,336
Shore Bancshares, Inc. ............................... United States 126 2,201
Simmons First National Corp. , A ........................ United States 392 7,272
SmartFinancial, Inc. ................................. United States 43 1,559
Southern Missouri Bancorp, Inc. ........................ United States 55 3,096
Swedbank AB , A .................................... Sweden 2,055 65,399
Synovus Financial Corp. .............................. United States 1,022 49,260
a
Third Coast Bancshares, Inc. .......................... United States 85 3,239
Towne Bank ....................................... United States 91 3,053
Truist Financial Corp. ................................ United States 1,139 52,964
Trustmark Corp. .................................... United States 302 11,748
United Community Banks, Inc. ......................... United States 104 3,178
United Overseas Bank Ltd. ............................ Singapore 3,100 81,370
Univest Financial Corp. ............................... United States 126 4,007
US Bancorp ....................................... United States 17,117 839,589
Valley National Bancorp .............................. United States 290 3,283
Wells Fargo & Co. ................................... United States 7,003 601,208

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Westamerica BanCorp ............................... United States 71 $ 3,407
WSFS Financial Corp. ................................ United States 58 3,237
Zions Bancorp NA ................................... United States 1,026 54,614
4,119,612
Beverages 0.4%
Coca-Cola Co. (The) ................................. United States 729 53,304
Diageo plc ........................................ United Kingdom 1,369 31,467
Keurig Dr. Pepper, Inc. ............................... United States 1,811 50,527
PepsiCo, Inc. ...................................... United States 6,110 908,801
1,044,099
Biotechnology 0.2%
AbbVie, Inc. ....................................... United States 1,188 270,508
a
ACADIA Pharmaceuticals, Inc. ......................... United States 766 19,181
a
ADMA Biologics, Inc. ................................. United States 194 3,721
a
Akero Therapeutics, Inc. .............................. United States 344 18,700
a
Alkermes plc ....................................... United States 650 19,227
Amgen, Inc. ....................................... United States 150 51,819
a
Arcturus Therapeutics Holdings, Inc. ..................... United States 255 1,731
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 110 5,797
a
BioCryst Pharmaceuticals, Inc. ......................... United States 1,931 13,865
a
CareDx, Inc. ....................................... United States 213 3,806
a
Catalyst Pharmaceuticals, Inc. ......................... United States 147 3,441
a
Cidara Therapeutics, Inc. ............................. United States 13 2,858
a
Exelixis, Inc. ....................................... United States 1,196 52,827
a
Inhibrx Biosciences, Inc. .............................. United States 201 16,908
a
Ironwood Pharmaceuticals, Inc. , A ....................... United States 1,084 3,794
a
Kodiak Sciences, Inc. ................................ United States 172 3,953
a
Kura Oncology, Inc. .................................. United States 1,440 17,482
a
MiMedx Group, Inc. .................................. United States 433 2,979
a
Mineralys Therapeutics, Inc. ........................... United States 372 16,041
a
Monte Rosa Therapeutics, Inc. ......................... United States 332 5,368
a
Precigen, Inc. ...................................... United States 3,201 12,260
a
Protagonist Therapeutics, Inc. .......................... United States 242 21,780
a
Prothena Corp. plc .................................. Ireland 291 3,128
a
PTC Therapeutics, Inc. ............................... United States 281 24,163
a
Puma Biotechnology, Inc. ............................. United States 666 3,363
Regeneron Pharmaceuticals, Inc. ....................... United States 71 55,393
a
Rhythm Pharmaceuticals, Inc. .......................... United States 193 21,054
a
Rigel Pharmaceuticals, Inc. ............................ United States 102 5,150
a
Scholar Rock Holding Corp. ........................... United States 101 4,450
a
Stoke Therapeutics, Inc. .............................. United States 499 15,424
a
Tango Therapeutics, Inc. .............................. United States 434 4,735
a
Travere Therapeutics, Inc. ............................. United States 522 18,484
a
Zymeworks, Inc. .................................... United States 216 5,769
729,159
Broadline Retail 0.6%
a
Amazon.com, Inc. ................................... United States 5,900 1,375,998
eBay, Inc. ......................................... United States 632 52,323
Prosus NV ........................................ China 181 11,411
Wesfarmers Ltd. .................................... Australia 519 27,852
1,467,584
Building Products 0.1%
Apogee Enterprises, Inc. .............................. United States 90 3,277
Assa Abloy AB , B ................................... Sweden 272 10,345

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
Cie de Saint-Gobain SA .............................. France 904 $ 90,225
a
Resideo Technologies, Inc. ............................ United States 202 6,664
Trane Technologies plc ............................... United States 140 59,007
UFP Industries, Inc. .................................. United States 167 15,529
185,047
Capital Markets 0.9%
3i Group plc ....................................... United Kingdom 1,004 41,982
Ameriprise Financial, Inc. ............................. United States 120 54,689
b
Amundi SA , 144A , Reg S ............................. France 801 64,125
Bank of New York Mellon Corp. (The) .................... United States 465 52,126
Charles Schwab Corp. (The) ........................... United States 545 50,538
Goldman Sachs Group, Inc. (The) ....................... United States 205 169,338
Invesco Ltd. ....................................... United States 2,111 51,614
Janus Henderson Group plc ........................... United States 1,138 49,742
Japan Exchange Group, Inc. ........................... Japan 4,800 54,849
Morgan Stanley ..................................... United States 3,368 571,415
Nomura Holdings, Inc. ................................ Japan 4,500 33,989
Northern Trust Corp. ................................. United States 393 51,617
State Street Corp. ................................... United States 6,836 813,621
a
StoneX Group, Inc. .................................. United States 186 16,853
UBS Group AG ..................................... Switzerland 1,794 69,239
Virtus Investment Partners, Inc. ......................... United States 49 7,820
2,153,557
Chemicals 0.2%
Avient Corp. ....................................... United States 134 4,099
Balchem Corp. ..................................... United States 19 2,968
BASF SE ......................................... Germany 1,683 87,771
Cabot Corp. ....................................... United States 52 3,254
CF Industries Holdings, Inc. ........................... United States 624 49,109
Corteva, Inc. ....................................... United States 777 52,424
Eastman Chemical Co. ............................... United States 912 56,617
Evonik Industries AG ................................. Germany 2,513 38,677
a
Ingevity Corp. ...................................... United States 66 3,447
Innospec, Inc. ...................................... United States 90 6,728
a
Intrepid Potash, Inc. ................................. United States 124 3,137
Linde plc .......................................... United States 126 51,700
LyondellBasell Industries NV , A ......................... United States 1,116 54,673
Mativ Holdings, Inc. .................................. United States 276 3,447
Minerals Technologies, Inc. ............................ United States 204 11,965
NewMarket Corp. ................................... United States 66 50,393
a
Perimeter Solutions, Inc. .............................. United States 732 20,408
a
Rayonier Advanced Materials, Inc. ....................... United States 662 4,323
Sherwin-Williams Co. (The) ............................ United States 153 52,585
Shin-Etsu Chemical Co. Ltd. ........................... Japan 900 26,949
584,674
Commercial Services & Supplies 0.0%
†
Brink's Co. (The) .................................... United States 182 20,444
a
Cimpress plc ....................................... Ireland 45 3,098
a
CoreCivic, Inc. ..................................... United States 197 3,556
HNI Corp. ......................................... United States 73 3,031
a
OPENLANE, Inc. ................................... United States 125 3,180
Steelcase, Inc. , A ................................... United States 258 4,203
UniFirst Corp. ...................................... United States 18 3,106
40,618

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................. United States 3,783 $ 494,362
a
BK Technologies Corp. ............................... United States 45 2,880
a
Calix, Inc. ......................................... United States 199 10,999
a
Ciena Corp. ....................................... United States 276 56,362
Cisco Systems, Inc. ................................. United States 12,904 992,834
a
CommScope Holding Co., Inc. ......................... United States 321 6,337
a
Extreme Networks, Inc. ............................... United States 1,039 18,182
a
NETGEAR, Inc. ..................................... United States 502 13,278
a
NetScout Systems, Inc. ............................... United States 135 3,629
Ubiquiti, Inc. ....................................... United States 53 30,904
a
Viavi Solutions, Inc. .................................. United States 224 4,019
1,633,786
Construction & Engineering 0.1%
Argan, Inc. ........................................ United States 61 24,107
Obayashi Corp. ..................................... Japan 1,500 30,582
Primoris Services Corp. ............................... United States 189 23,920
a
Sterling Infrastructure, Inc. ............................ United States 79 27,200
a
Tutor Perini Corp. ................................... United States 322 22,073
Vinci SA .......................................... France 1,021 144,892
272,774
Construction Materials 0.1%
Holcim AG ........................................ United States 1,598 149,909
Consumer Finance 0.1%
Ally Financial, Inc. ................................... United States 1,242 51,295
Bread Financial Holdings, Inc. .......................... United States 300 20,319
a
Enova International, Inc. .............................. United States 147 19,270
a
LendingClub Corp. .................................. United States 1,006 18,209
OneMain Holdings, Inc. ............................... United States 878 54,462
PROG Holdings, Inc. ................................. United States 317 9,123
172,678
Consumer Staples Distribution & Retail 0.0%
†
Andersons, Inc. (The) ................................ United States 61 3,142
Coles Group Ltd. .................................... Australia 2,461 35,975
Koninklijke Ahold Delhaize NV .......................... Netherlands 1,740 72,033
Target Corp. ....................................... United States 566 51,291
Tesco plc ......................................... United Kingdom 4,920 29,341
a
United Natural Foods, Inc. ............................. United States 119 4,440
Walmart, Inc. ...................................... United States 456 50,393
246,615
Containers & Packaging 0.0%
†
Greif, Inc. , A ....................................... United States 50 3,281
a
O-I Glass, Inc. ...................................... United States 255 3,437
Packaging Corp. of America ........................... United States 251 51,222
57,940
Distributors 0.0%
†
a
GigaCloud Technology, Inc. , A .......................... United States 109 4,044
Diversified Consumer Services 0.3%
ADT, Inc. .......................................... United States 71,783 592,210
a
Coursera, Inc. ...................................... United States 2,020 16,059
a
Frontdoor, Inc. ..................................... United States 302 16,287
a
Laureate Education, Inc. .............................. United States 653 20,178

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services (continued)
Perdoceo Education Corp. ............................ United States 95 $ 2,656
a
Udemy, Inc. ........................................ United States 638 3,241
650,631
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 292 4,564
American Assets Trust, Inc. ............................ United States 161 3,139
Broadstone Net Lease, Inc. ............................ United States 190 3,338
Covivio SA ........................................ France 1,099 70,998
82,039
Diversified Telecommunication Services 0.4%
a
Altice France SA .................................... France 905 16,546
AT&T, Inc. ......................................... United States 30,800 801,416
a
Bandwidth, Inc. , A ................................... United States 268 3,816
HKT Trust & HKT Ltd. ................................ Hong Kong 80,000 122,400
IDT Corp. , B ....................................... United States 125 6,221
a
Lumen Technologies, Inc. ............................. United States 700 5,677
Singapore Telecommunications Ltd. ..................... Singapore 8,400 30,734
Telstra Group Ltd. ................................... Australia 20,766 66,958
Verizon Communications, Inc. .......................... United States 1,196 49,168
1,102,936
Electric Utilities 0.5%
ALLETE, Inc. ...................................... United States 83 5,612
Constellation Energy Corp. ............................ United States 141 51,375
Duke Energy Corp. .................................. United States 429 53,170
Edison International ................................. United States 13,434 791,128
Enel SpA ......................................... Italy 15,977 165,107
Eversource Energy .................................. United States 773 51,930
Exelon Corp. ....................................... United States 1,093 51,502
Iberdrola SA ....................................... Spain 3,543 74,785
Kansai Electric Power Co., Inc. (The) .................... Japan 1,100 18,806
NRG Energy, Inc. ................................... United States 285 48,305
a
Oklo, Inc. , A ....................................... United States 78 7,128
Origin Energy Ltd. ................................... Australia 11,414 87,370
Otter Tail Corp. ..................................... United States 20 1,644
Portland General Electric Co. .......................... United States 107 5,438
TXNM Energy, Inc. .................................. United States 58 3,390
1,416,690
Electrical Equipment 0.6%
ABB Ltd. .......................................... Switzerland 1,689 121,547
Allient, Inc. ........................................ United States 142 7,648
a
Bloom Energy Corp. , A ............................... United States 376 41,074
EnerSys .......................................... United States 139 19,892
Fujikura Ltd. ....................................... Japan 400 46,291
GE Vernova, Inc. .................................... United States 116 69,573
Mitsubishi Electric Corp. .............................. Japan 600 16,223
a
NANO Nuclear Energy, Inc. ............................ United States 282 9,221
a
Nextpower, Inc. , A ................................... United States 235 21,531
a
Power Solutions International, Inc. ....................... United States 164 8,869
Rockwell Automation, Inc. ............................. United States 132 52,254
Vertiv Holdings Co. , A ................................ United States 4,436 797,282
a
Vicor Corp. ........................................ United States 60 5,361
1,216,766

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 0.0%
†
Advanced Energy Industries, Inc. ....................... United States 90 $ 19,007
a
Arlo Technologies, Inc. ............................... United States 601 8,715
a
Fabrinet .......................................... Thailand 3 1,378
a
Itron, Inc. ......................................... United States 78 7,725
a
Kimball Electronics, Inc. .............................. United States 105 3,035
a
nLight, Inc. ........................................ United States 196 6,905
a
Ouster, Inc. ........................................ United States 573 13,156
a
Plexus Corp. ....................................... United States 23 3,288
a
Sanmina Corp. ..................................... United States 39 6,090
a
ScanSource, Inc. ................................... United States 79 3,248
a
TTM Technologies, Inc. ............................... United States 331 23,230
95,777
Energy Equipment & Services 0.1%
Halliburton Co. ..................................... United States 1,906 49,975
Kodiak Gas Services, Inc. ............................. United States 87 3,062
Liberty Energy, Inc. , A ................................ United States 194 3,449
a
National Energy Services Reunited Corp. ................. United States 406 5,660
a
Oceaneering International, Inc. ......................... United States 564 13,762
a
Oil States International, Inc. ........................... United States 670 4,221
Patterson-UTI Energy, Inc. ............................ United States 523 3,039
SLB Ltd. .......................................... United States 1,370 49,649
TechnipFMC plc .................................... United Kingdom 1,091 49,379
Weatherford International plc ........................... United States 723 54,080
236,276
Entertainment 0.1%
Cinemark Holdings, Inc. .............................. United States 209 5,722
a
Netflix, Inc. ........................................ United States 455 48,949
a
Spotify Technology SA ................................ United States 200 119,774
Walt Disney Co. (The) ................................ United States 468 48,892
223,337
Financial Services 0.4%
Banca Mediolanum SpA .............................. Italy 444 9,514
Banco Latinoamericano de Comercio Exterior SA , E ......... Panama 120 5,388
a
Berkshire Hathaway, Inc. , B ............................ United States 50 25,690
Compass Diversified Holdings .......................... United States 1,115 8,206
Corebridge Financial, Inc. ............................. United States 1,871 56,167
Equitable Holdings, Inc. ............................... United States 1,090 50,892
Essent Group Ltd. ................................... United States 49 3,075
Investor AB , B ...................................... Sweden 236 8,036
Jackson Financial, Inc. , A ............................. United States 245 24,012
M&G plc .......................................... United Kingdom 26,437 95,257
Mastercard, Inc. , A .................................. United States 98 53,952
a
NMI Holdings, Inc. , A ................................. United States 270 10,300
Pagseguro Digital Ltd. , A .............................. Brazil 1,791 18,769
a
Payoneer Global, Inc. ................................ United States 540 3,121
PennyMac Financial Services, Inc. ...................... United States 77 10,362
a
Sony Financial Group, Inc. ............................ Japan 400 378
a
StoneCo Ltd. , A ..................................... Brazil 902 15,199
Western Union Co. (The) .............................. United States 48,097 422,773
821,091
Food Products 0.3%
Archer-Daniels-Midland Co. ........................... United States 818 49,685
Calavo Growers, Inc. ................................. United States 153 3,135
Cal-Maine Foods, Inc. ................................ United States 188 15,664

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Conagra Brands, Inc. ................................ United States 3,027 $ 54,032
Dole plc .......................................... United States 761 11,019
Fresh Del Monte Produce, Inc. ......................... United States 254 9,180
Ingredion, Inc. ...................................... United States 235 25,272
Kraft Heinz Co. (The) ................................ United States 1,946 49,642
Nestle SA ......................................... United States 1,567 155,855
a
Seneca Foods Corp. , A ............................... United States 40 4,838
a
Simply Good Foods Co. (The) .......................... United States 75 1,476
Smithfield Foods, Inc. ................................ United States 12,767 275,895
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 119,500 125,144
780,837
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 622 51,284
New Jersey Resources Corp. .......................... United States 341 16,395
Northwest Natural Holding Co. ......................... United States 73 3,611
Spire, Inc. ......................................... United States 42 3,724
75,014
Ground Transportation 0.0%
†
CSX Corp. ........................................ United States 1,521 53,783
Norfolk Southern Corp. ............................... United States 177 51,700
Union Pacific Corp. .................................. United States 203 47,061
152,544
Health Care Equipment & Supplies 0.3%
a
AtriCure, Inc. ....................................... United States 97 3,504
a
Avanos Medical, Inc. ................................. United States 274 3,217
a
Axogen, Inc. ....................................... United States 335 9,598
a
Glaukos Corp. ...................................... United States 111 11,798
Hoya Corp. ........................................ Japan 800 120,175
a
Intuitive Surgical, Inc. ................................ United States 91 52,187
a
Lantheus Holdings, Inc. ............................... United States 303 17,838
a
LivaNova plc ....................................... United States 205 13,081
Medtronic plc ...................................... United States 2,965 312,303
a
Novocure Ltd. ...................................... United States 1,439 18,434
Olympus Corp. ..................................... Japan 1,100 14,790
Sonova Holding AG .................................. Switzerland 111 27,708
604,633
Health Care Providers & Services 0.0%
†
a
AMN Healthcare Services, Inc. ......................... United States 190 3,163
a
Castle Biosciences, Inc. .............................. United States 467 18,657
Cigna Group (The) .................................. United States 99 27,451
CVS Health Corp. ................................... United States 659 52,957
a
GeneDx Holdings Corp. , A ............................. United States 38 6,344
a
Guardant Health, Inc. ................................ United States 290 31,442
a
HealthEquity, Inc. ................................... United States 30 3,155
a
Hims & Hers Health, Inc. .............................. United States 240 9,542
a
Option Care Health, Inc. .............................. United States 117 3,639
Select Medical Holdings Corp. .......................... United States 449 6,955
UnitedHealth Group, Inc. .............................. United States 163 53,753
217,058
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 68 3,453
CareTrust REIT, Inc. ................................. United States 632 23,719

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs (continued)
LTC Properties, Inc. ................................. United States 88 $ 3,211
National Health Investors, Inc. .......................... United States 39 3,100
Omega Healthcare Investors, Inc. ....................... United States 1,081 49,640
Sabra Health Care REIT, Inc. .......................... United States 171 3,336
86,459
Health Care Technology 0.0%
†
HealthStream, Inc. .................................. United States 120 3,018
a
LifeMD, Inc. ....................................... United States 603 2,309
a
Phreesia, Inc. ...................................... United States 395 8,094
a
Teladoc Health, Inc. ................................. United States 2,386 18,110
a
Waystar Holding Corp. ............................... United States 191 7,050
38,581
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 252 2,996
DiamondRock Hospitality Co. .......................... United States 377 3,434
Ryman Hospitality Properties, Inc. ....................... United States 154 14,696
Xenia Hotels & Resorts, Inc. ........................... United States 114 1,594
22,720
Hotels, Restaurants & Leisure 0.2%
a
Airbnb, Inc. , A ...................................... United States 456 53,347
Aristocrat Leisure Ltd. ................................ Australia 930 35,545
Booking Holdings, Inc. ............................... United States 33 162,185
Brightstar Lottery plc ................................. United States 902 14,107
a
Brinker International, Inc. ............................. United States 163 25,068
a
DoorDash, Inc. , A ................................... United States 231 45,823
FDJ United ........................................ France 1,689 47,598
Galaxy Entertainment Group Ltd. ....................... Macau 5,000 25,944
Golden Entertainment, Inc. ............................ United States 101 3,032
Las Vegas Sands Corp. ............................... United States 974 66,388
a
Life Time Group Holdings, Inc. ......................... United States 122 3,406
Monarch Casino & Resort, Inc. ......................... United States 35 3,380
Red Rock Resorts, Inc. , A ............................. United States 61 3,573
489,396
Household Durables 0.0%
†
Garmin Ltd. ........................................ United States 271 52,932
a
Hovnanian Enterprises, Inc. , A .......................... United States 31 4,079
KB Home ......................................... United States 55 3,538
a
M/I Homes, Inc. ..................................... United States 110 15,135
a
Sonos, Inc. ........................................ United States 1,060 19,674
a
Taylor Morrison Home Corp. , A ......................... United States 303 18,995
a
Tri Pointe Homes, Inc. ................................ United States 513 17,504
131,857
Household Products 0.0%
†
Colgate-Palmolive Co. ............................... United States 612 49,199
Kimberly-Clark Corp. ................................. United States 470 51,286
Procter & Gamble Co. (The) ........................... United States 355 52,597
153,082
Independent Power and Renewable Electricity Producers 0.0%
†
AES Corp. (The) .................................... United States 3,415 48,015
a,c
Glow Energy PCL ................................... Thailand 35,800 11

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp. ........................................ United States 269 $ 48,113
96,139
Industrial Conglomerates 0.1%
3M Co. ........................................... United States 303 52,131
Honeywell International, Inc. ........................... United States 260 49,969
Siemens AG ....................................... Germany 493 130,745
232,845
Industrial REITs 0.0%
†
Plymouth Industrial REIT, Inc. .......................... United States 68 1,492
Prologis, Inc. ....................................... United States 396 50,898
52,390
Insurance 1.0%
AIA Group Ltd. ..................................... Hong Kong 400 4,166
Allianz SE ......................................... Germany 452 195,109
Allstate Corp. (The) .................................. United States 237 50,476
AXA SA ........................................... France 2,475 111,815
Axis Capital Holdings Ltd. ............................. United States 495 50,609
CNO Financial Group, Inc. ............................ United States 406 16,618
Dai-ichi Life Holdings, Inc. ............................. Japan 9,500 74,118
Everest Group Ltd. .................................. United States 155 48,715
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 201 3,827
a
Genworth Financial, Inc. , A ............................ United States 2,118 18,384
a
Hamilton Insurance Group Ltd. , B ....................... United States 629 17,159
a
Heritage Insurance Holdings, Inc. ....................... United States 511 14,845
Horace Mann Educators Corp. ......................... United States 190 8,698
Legal & General Group plc ............................ United Kingdom 39,279 128,454
Lincoln National Corp. ................................ United States 1,180 48,545
MetLife, Inc. ....................................... United States 6,728 515,096
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 37 23,318
NN Group NV ...................................... Netherlands 746 54,137
Phoenix Group Holdings plc ........................... United Kingdom 10,761 99,207
Prudential Financial, Inc. .............................. United States 3,962 428,886
a
SiriusPoint Ltd. ..................................... Sweden 398 8,278
Swiss Re AG ....................................... United States 545 96,178
Tokio Marine Holdings, Inc. ............................ Japan 1,400 49,631
Universal Insurance Holdings, Inc. ....................... United States 173 5,731
Unum Group ....................................... United States 593 45,050
2,117,050
Interactive Media & Services 2.6%
Alphabet, Inc. , A .................................... United States 11,128 3,562,963
b
Auto Trader Group plc , 144A , Reg S ..................... United Kingdom 1,381 11,679
a
Cargurus, Inc. , A .................................... United States 435 15,347
a
EverQuote, Inc. , A ................................... United States 488 12,878
a
fuboTV, Inc. ....................................... United States 3,402 10,342
a
Grindr, Inc. ........................................ Singapore 292 3,747
LY Corp. .......................................... Japan 14,800 39,748
Meta Platforms, Inc. , A ............................... United States 3,046 1,973,656
a
Reddit, Inc. , A ...................................... United States 272 58,880
a
ZipRecruiter, Inc. , A .................................. United States 732 3,477
5,692,717
IT Services 0.0%
†
Accenture plc , A .................................... United States 203 50,750

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Fujitsu Ltd. ........................................ Japan 900 $ 23,878
74,628
Leisure Products 0.0%
†
Polaris, Inc. ........................................ United States 282 18,714
Life Sciences Tools & Services 0.0%
†
a
10X Genomics, Inc. , A ................................ United States 1,056 19,863
Machinery 0.7%
Alamo Group, Inc. ................................... United States 20 3,207
Albany International Corp. , A ........................... United States 70 3,338
Allison Transmission Holdings, Inc. ...................... United States 588 52,132
Atmus Filtration Technologies, Inc. ...................... United States 411 20,801
a
Blue Bird Corp. ..................................... United States 170 8,877
Caterpillar, Inc. ..................................... United States 104 59,879
Cummins, Inc. ...................................... United States 1,484 739,002
ESCO Technologies, Inc. .............................. United States 26 5,536
FANUC Corp. ...................................... Japan 3,500 112,182
Federal Signal Corp. ................................. United States 29 3,306
Franklin Electric Co., Inc. ............................. United States 38 3,616
GEA Group AG ..................................... Germany 310 21,005
Hillenbrand, Inc. .................................... United States 98 3,120
Hyster-Yale, Inc. .................................... United States 88 2,559
Komatsu Ltd. ...................................... Japan 3,800 124,828
Lincoln Electric Holdings, Inc. .......................... United States 227 54,351
a
Microvast Holdings, Inc. .............................. United States 3,025 10,648
Mueller Water Products, Inc. , A ......................... United States 143 3,466
a
Proto Labs, Inc. ..................................... United States 101 5,133
REV Group, Inc. .................................... United States 357 19,017
Sandvik AB ........................................ Sweden 706 21,349
a
SPX Technologies, Inc. ............................... United States 18 3,871
Tennant Co. ....................................... United States 42 3,071
Toro Co. (The) ..................................... United States 697 48,609
Watts Water Technologies, Inc. , A ....................... United States 89 24,553
Worthington Enterprises, Inc. .......................... United States 67 3,676
1,361,132
Marine Transportation 0.2%
AP Moller - Maersk A/S , B ............................. United States 55 110,058
Costamare, Inc. .................................... Monaco 203 3,100
Kuehne + Nagel International AG ....................... Switzerland 79 15,863
Matson, Inc. ....................................... United States 157 17,110
Nippon Yusen KK ................................... Japan 1,100 34,839
Safe Bulkers, Inc. ................................... Monaco 505 2,671
SITC International Holdings Co. Ltd. ..................... China 23,000 79,081
262,722
Media 0.5%
Comcast Corp. , A ................................... United States 30,867 823,840
a
Magnite, Inc. ....................................... United States 150 2,204
New York Times Co. (The) , A ........................... United States 752 48,504
Publicis Groupe SA .................................. France 250 24,400
a
PubMatic, Inc. , A .................................... United States 385 3,469
WPP plc .......................................... United Kingdom 32,277 129,789
1,032,206

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 0.3%
a
Alpha Metallurgical Resources, Inc. ...................... United States 25 $ 3,980
BHP Group Ltd. , ( AUD Traded) ......................... Australia 3,839 105,047
BHP Group Ltd. , ( GBP Traded) ......................... Australia 342 9,365
a
Coeur Mining, Inc. ................................... United States 446 7,702
Commercial Metals Co. ............................... United States 59 3,763
a
Constellium SE , A ................................... United States 1,114 18,726
Fortescue Ltd. ...................................... Australia 9,319 130,975
Freeport-McMoRan, Inc. .............................. United States 1,274 54,757
Hecla Mining Co. ................................... United States 1,720 28,930
Rio Tinto Ltd. ...................................... Australia 144 12,492
Rio Tinto plc ....................................... Australia 2,288 164,284
Southern Copper Corp. ............................... Mexico 416 56,068
SunCoke Energy, Inc. ................................ United States 480 3,130
599,219
Mortgage Real Estate Investment Trusts (REITs) 0.6%
AGNC Investment Corp. .............................. United States 25,796 270,600
Annaly Capital Management, Inc. ....................... United States 16,893 385,160
BrightSpire Capital, Inc. , A ............................. United States 572 3,209
Chimera Investment Corp. ............................. United States 269 3,441
Ladder Capital Corp. , A ............................... United States 273 3,017
MFA Financial, Inc. .................................. United States 323 3,107
Rithm Capital Corp. .................................. United States 59,103 679,093
Starwood Property Trust, Inc. .......................... United States 2,691 49,353
1,396,980
Multi-Utilities 0.1%
Avista Corp. ....................................... United States 332 13,738
Black Hills Corp. .................................... United States 235 17,341
E.ON SE .......................................... Germany 3,683 65,603
Engie SA ......................................... France 5,707 145,222
Northwestern Energy Group, Inc. ....................... United States 56 3,869
Public Service Enterprise Group, Inc. .................... United States 639 53,369
299,142
Office REITs 0.0%
†
COPT Defense Properties ............................. United States 109 3,350
Empire State Realty Trust, Inc. , A ....................... United States 417 2,932
6,282
Oil, Gas & Consumable Fuels 0.8%
Aker BP ASA ....................................... Norway 3,342 81,428
Antero Midstream Corp. .............................. United States 3,001 54,048
Berry Corp. ........................................ United States 979 3,319
BP plc ............................................ United States 1,749 10,504
California Resources Corp. ............................ United States 67 3,201
Cheniere Energy, Inc. ................................ United States 232 48,363
Chevron Corp. ..................................... United States 1,650 249,364
Civitas Resources, Inc. ............................... United States 1,680 49,342
ConocoPhillips ..................................... United States 546 48,425
Core Natural Resources, Inc. .......................... United States 41 3,280
DHT Holdings, Inc. .................................. United States 253 3,297
Dorian LPG Ltd. .................................... United States 126 3,122
ENEOS Holdings, Inc. ................................ Japan 1,100 7,249
Eni SpA .......................................... Italy 1,316 24,607
Equinor ASA ....................................... Norway 2,589 59,536
Excelerate Energy, Inc. , A ............................. United States 123 3,454
Exxon Mobil Corp. ................................... United States 5,030 583,078

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
a
Gulfport Energy Corp. ................................ United States 17 $ 3,782
HF Sinclair Corp. ................................... United States 1,102 58,307
International Seaways, Inc. ............................ United States 57 3,019
Kinder Morgan, Inc. .................................. United States 1,846 50,433
Marathon Petroleum Corp. ............................ United States 279 54,051
Murphy Oil Corp. .................................... United States 452 14,496
OMV AG .......................................... Austria 862 47,695
Peabody Energy Corp. ............................... United States 691 18,823
Permian Resources Corp. , A ........................... United States 3,416 49,498
Phillips 66 ......................................... United States 196 26,844
Repsol SA ......................................... Spain 3,602 66,743
Scorpio Tankers, Inc. ................................. Monaco 288 16,511
Shell plc .......................................... United States 1,067 39,213
Teekay Corp. Ltd. ................................... United States 982 9,535
Teekay Tankers Ltd. , A ............................... Canada 268 15,456
TotalEnergies SE ................................... France 1,089 71,642
Valero Energy Corp. ................................. United States 293 51,791
Williams Cos., Inc. (The) .............................. United States 837 50,998
Woodside Energy Group Ltd. .......................... Australia 8,021 131,189
World Kinect Corp. .................................. United States 120 2,782
2,018,425
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 198 9,379
UPM-Kymmene OYJ ................................. Finland 686 18,728
28,107
Passenger Airlines 0.1%
Delta Air Lines, Inc. .................................. United States 868 55,639
International Consolidated Airlines Group SA ............... United Kingdom 1,071 5,633
a
Joby Aviation, Inc. ................................... United States 855 12,338
Singapore Airlines Ltd. ............................... Singapore 3,800 19,047
a
SkyWest, Inc. ...................................... United States 192 19,492
a
Sun Country Airlines Holdings, Inc. ...................... United States 253 3,466
115,615
Personal Care Products 0.0%
†
L'Oreal SA ........................................ France 12 5,234
Unilever plc ........................................ United Kingdom 776 46,690
51,924
Pharmaceuticals 2.3%
a
Arvinas, Inc. ....................................... United States 1,433 18,034
Astellas Pharma, Inc. ................................ Japan 8,200 103,110
AstraZeneca plc .................................... United Kingdom 198 36,711
Bristol-Myers Squibb Co. .............................. United States 17,516 861,787
Chugai Pharmaceutical Co. Ltd. ........................ Japan 2,600 139,220
Daiichi Sankyo Co. Ltd. ............................... Japan 5,300 130,629
Eli Lilly & Co. ...................................... United States 291 312,962
GSK plc .......................................... United States 4,564 108,605
Johnson & Johnson ................................. United States 5,059 1,046,808
a
Maze Therapeutics, Inc. .............................. United States 378 14,269
Merck & Co., Inc. ................................... United States 9,860 1,033,624
Novartis AG ....................................... United States 1,983 258,702
Pfizer, Inc. ......................................... United States 19,195 494,079
Roche Holding AG .................................. United States 72 27,583
Sanofi SA ......................................... United States 440 43,884
a
Supernus Pharmaceuticals, Inc. ........................ United States 353 16,093

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. ........................ Japan 1,900 $ 54,781
4,700,881
Professional Services 0.4%
Automatic Data Processing, Inc. ........................ United States 3,348 854,744
Heidrick & Struggles International, Inc. ................... United States 88 5,181
a
IBEX Holdings Ltd. .................................. United States 130 4,575
Korn Ferry ........................................ United States 136 8,945
a
Legalzoom.com, Inc. ................................. United States 1,439 13,426
Maximus, Inc. ...................................... United States 38 3,271
Recruit Holdings Co. Ltd. ............................. Japan 400 20,459
Robert Half, Inc. .................................... United States 1,837 49,672
a
Upwork, Inc. ....................................... United States 1,045 20,628
980,901
Real Estate Management & Development 0.0%
†
a
Anywhere Real Estate, Inc. ............................ United States 760 10,830
a
Cushman & Wakefield Ltd. ............................ United States 1,160 19,430
30,260
Residential REITs 0.0%
†
Equity Residential ................................... United States 861 53,167
Invitation Homes, Inc. ................................ United States 1,770 49,914
NexPoint Residential Trust, Inc. ......................... United States 97 3,086
Sun Communities, Inc. ............................... United States 408 52,567
158,734
Retail REITs 0.4%
CBL & Associates Properties, Inc. ....................... United States 103 3,442
Kite Realty Group Trust ............................... United States 225 5,207
Link REIT ......................................... Hong Kong 900 4,275
NNN REIT, Inc. ..................................... United States 1,292 53,424
Simon Property Group, Inc. ............................ United States 4,359 812,169
SITE Centers Corp. .................................. United States 1,226 9,023
Tanger, Inc. ........................................ United States 89 2,989
Urban Edge Properties ............................... United States 733 14,088
904,617
Semiconductors & Semiconductor Equipment 3.5%
a
Ambarella, Inc. ..................................... United States 226 16,765
Applied Materials, Inc. ................................ United States 227 57,261
ASML Holding NV ................................... Netherlands 334 353,256
a
Astera Labs, Inc. .................................... United States 2,789 439,463
Broadcom, Inc. ..................................... United States 1,796 723,716
a
CEVA, Inc. ........................................ United States 64 1,382
a
Credo Technology Group Holding Ltd. .................... United States 265 47,064
a
Impinj, Inc. ........................................ United States 102 17,531
Lam Research Corp. ................................. United States 3,438 536,328
a
MaxLinear, Inc. , A ................................... United States 215 3,348
NVIDIA Corp. ...................................... United States 23,406 4,142,862
QUALCOMM, Inc. ................................... United States 5,436 913,737
a
Rambus, Inc. ...................................... United States 281 26,855
Renesas Electronics Corp. ............................ Japan 2,700 31,840
a
Rigetti Computing, Inc. ............................... United States 202 5,165
SCREEN Holdings Co. Ltd. ............................ Japan 100 8,248
Skyworks Solutions, Inc. .............................. United States 823 54,277

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. .................................. Japan 800 $ 163,550
7,542,648
Software 1.5%
a
8x8, Inc. .......................................... United States 1,133 2,198
A10 Networks, Inc. .................................. United States 183 3,151
a
ACI Worldwide, Inc. .................................. United States 175 8,200
Adeia, Inc. ........................................ United States 246 3,043
a
Adobe, Inc. ........................................ United States 165 52,821
a
Alarm.com Holdings, Inc. ............................. United States 60 3,118
a
Arteris, Inc. ........................................ United States 691 9,909
a
Atlassian Corp. , A ................................... United States 357 53,379
a
Autodesk, Inc. ...................................... United States 165 50,051
a
Blend Labs, Inc. , A .................................. United States 3,568 11,275
a
Cerence, Inc. ...................................... United States 386 4,277
a
Commvault Systems, Inc. ............................. United States 123 15,191
a
Crowdstrike Holdings, Inc. , A ........................... United States 93 47,352
a
DocuSign, Inc. , A ................................... United States 779 54,024
a
Domo, Inc. , B ...................................... United States 685 7,836
InterDigital, Inc. ..................................... United States 75 26,831
Intuit, Inc. ......................................... United States 75 47,556
a
LiveRamp Holdings, Inc. .............................. United States 437 12,607
a
Manhattan Associates, Inc. ............................ United States 292 51,523
Microsoft Corp. ..................................... United States 5,264 2,589,941
OneSpan, Inc. ...................................... United States 241 2,940
a
PagerDuty, Inc. ..................................... United States 1,045 12,540
a
Palantir Technologies, Inc. , A ........................... United States 1,199 201,972
Pegasystems, Inc. ................................... United States 898 49,183
a
PROS Holdings, Inc. ................................. United States 133 3,091
a
Q2 Holdings, Inc. ................................... United States 78 5,626
a
Rapid7, Inc. ....................................... United States 788 12,356
Salesforce, Inc. ..................................... United States 213 49,105
SAP SE .......................................... Germany 442 106,703
Sapiens International Corp. NV ......................... Israel 70 3,029
a
ServiceNow, Inc. .................................... United States 73 59,306
a
Telos Corp. ........................................ United States 507 2,930
a
Weave Communications, Inc. .......................... United States 516 3,292
a
Workiva, Inc. , A ..................................... United States 38 3,517
3,569,873
Specialized REITs 0.2%
American Tower Corp. ................................ United States 264 47,855
CubeSmart ........................................ United States 1,342 49,963
EPR Properties ..................................... United States 998 52,165
Extra Space Storage, Inc. ............................. United States 398 53,002
Farmland Partners, Inc. ............................... United States 298 2,932
Millrose Properties, Inc. , A ............................. United States 1,689 51,447
Outfront Media, Inc. ................................. United States 849 19,977
PotlatchDeltic Corp. ................................. United States 75 3,018
Public Storage ..................................... United States 200 54,908
VICI Properties, Inc. , A ............................... United States 6,518 187,849
523,116
Specialty Retail 0.7%
a
Abercrombie & Fitch Co. , A ............................ United States 191 18,693
American Eagle Outfitters, Inc. ......................... United States 288 5,875
Best Buy Co., Inc. ................................... United States 674 53,435
Buckle, Inc. (The) ................................... United States 69 3,897

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Fast Retailing Co. Ltd. ................................ Japan 300 $ 109,606
Gap, Inc. (The) ..................................... United States 2,098 56,793
H & M Hennes & Mauritz AB , B ......................... Sweden 1,156 21,004
Home Depot, Inc. (The) ............................... United States 142 50,683
Ross Stores, Inc. ................................... United States 323 56,964
a
Sally Beauty Holdings, Inc. ............................ United States 311 4,932
TJX Cos., Inc. (The) ................................. United States 5,505 836,320
a
Urban Outfitters, Inc. ................................. United States 76 5,629
a
Victoria's Secret & Co. ............................... United States 451 18,640
1,242,471
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc. ........................................ United States 14,659 4,087,662
Canon, Inc. ........................................ Japan 2,200 64,728
a
IonQ, Inc. ......................................... United States 513 25,291
NetApp, Inc. ....................................... United States 461 51,429
4,229,110
Textiles, Apparel & Luxury Goods 0.2%
Carter's, Inc. ....................................... United States 383 12,222
a
G-III Apparel Group Ltd. .............................. United States 151 4,402
a
Hanesbrands, Inc. ................................... United States 790 5,111
Hermes International SCA ............................. France 38 92,733
LVMH Moet Hennessy Louis Vuitton SE .................. France 305 225,433
NIKE, Inc. , B ....................................... United States 836 54,031
Tapestry, Inc. ...................................... United States 454 49,613
443,545
Tobacco 0.2%
British American Tobacco plc ........................... United Kingdom 3,247 190,648
Imperial Brands plc .................................. United Kingdom 1,715 72,854
Philip Morris International, Inc. ......................... United States 1,034 162,834
426,336
Trading Companies & Distributors 0.1%
a
DNOW, Inc. ....................................... United States 320 4,467
a
Hudson Technologies, Inc. ............................ United States 474 3,223
ITOCHU Corp. ..................................... Japan 1,400 83,971
Marubeni Corp. ..................................... Japan 3,400 89,746
McGrath RentCorp .................................. United States 36 3,711
Mitsubishi Corp. .................................... Japan 3,500 82,866
Mitsui & Co. Ltd. .................................... Japan 5,600 148,772
a
NPK International, Inc. ............................... United States 241 2,967
Sumitomo Corp. .................................... Japan 2,100 65,965
Toyota Tsusho Corp. ................................. Japan 300 9,724
495,412
Transportation Infrastructure 0.1%
b
Aena SME SA , 144A , Reg S ........................... Spain 4,651 126,670
Water Utilities 0.0%
†
American States Water Co. ............................ United States 42 3,098
California Water Service Group ......................... United States 71 3,221
H2O America ...................................... United States 71 3,297
United Utilities Group plc .............................. United Kingdom 1,163 19,046
28,662

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services 0.0%
†
KDDI Corp. ........................................ Japan 2,100 $ 36,129
Millicom International Cellular SA ....................... Guatemala 952 50,523
SoftBank Group Corp. ................................ Japan 600 64,537
Vodafone Group plc ................................. United Kingdom 27,695 34,490
185,679
Total Common Stocks (Cost $ 51,861,591 ) ....................................
66,361,192
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The) , 6% ................................ United States 1,632 103,175
Financial Services 0.0%
†
Apollo Global Management, Inc. , 6.75% .................. United States 707 48,910
Total Convertible Preferred Stocks (Cost $ 116,950 ) ............................
152,085
Preferred Stocks 0.0%
†
Automobiles 0.0%
†
d
Volkswagen AG , 6 .46% ............................... Germany 366 41,840
Total Preferred Stocks (Cost $ 50,955 ) ........................................
41,840
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Blueprint Medicines Corp., CVR , 12/31/28 ................. United States 101 46
a,c
Icosavax, Inc., CVR , 2/19/31 ........................... United Kingdom 230 69
a,c,e
Metsera, Inc., CVR , 12/31/31 .......................... United States 105 515
a,c
Sage Therapeutics, Inc., CVR , 12/31/30 .................. United States 1,071 193
823
Total Rights (Cost $ 825 ) ....................................................
823
Principal
Amount
*
Convertible Bonds 0.1%
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 60,396
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 49,000 54,007
Health Care Technology 0.0%
†
Teladoc Health, Inc. , Senior Note , 1.25% , 6/01/27 ...........
United States 70,000 66,255
Software 0.1%
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 74,000 84,889
f
Unity Software, Inc. , Senior Note , 4 .26% , 11/15/26 .......... United States 70,000 67,252
152,141
Total Convertible Bonds (Cost $ 309,807 ) .....................................
332,799

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 28.0%
Aerospace & Defense 1.1%
ATI, Inc. ,
Senior Bond , 5.125% , 10/01/31 ....................... United States 15,000 $ 15,042
Senior Note , 5.875% , 12/01/27 ....................... United States 135,000 135,315
Senior Note , 7.25% , 8/15/30 ......................... United States 75,000 79,478
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 55,000 56,830
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 40,000 41,629
b
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 200,000 208,730
Senior Bond , 144A, 5.5% , 3/26/54 ..................... United Kingdom 200,000 204,712
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 29,000 27,488
Senior Bond , 6.125% , 2/15/33 ........................ United States 163,000 177,192
Senior Bond , 3.6% , 5/01/34 .......................... United States 46,000 42,007
Senior Bond , 3.25% , 2/01/35 ......................... United States 45,000 39,447
Senior Bond , 3.5% , 3/01/39 .......................... United States 80,000 66,215
Senior Bond , 6.875% , 3/15/39 ........................ United States 70,000 79,800
Senior Bond , 5.875% , 2/15/40 ........................ United States 45,000 47,074
Senior Bond , 3.9% , 5/01/49 .......................... United States 61,000 46,198
Senior Bond , 6.858% , 5/01/54 ........................ United States 69,000 78,693
Senior Bond , 3.95% , 8/01/59 ......................... United States 118,000 85,225
Senior Note , 2.196% , 2/04/26 ........................ United States 205,000 204,181
Senior Note , 6.259% , 5/01/27 ........................ United States 7,000 7,195
Senior Note , 6.298% , 5/01/29 ........................ United States 8,000 8,510
b
Bombardier, Inc. ,
Senior Note , 144A, 7.875% , 4/15/27 ................... Canada 3,000 3,011
Senior Note , 144A, 7.5% , 2/01/29 ..................... Canada 5,000 5,222
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 60,000 64,851
Senior Note , 144A, 7.25% , 7/01/31 .................... Canada 10,000 10,664
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 5,000 5,274
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 45,000 47,513
Howmet Aerospace, Inc. ,
Senior Bond , 5.95% , 2/01/37 ......................... United States 105,000 114,952
Senior Note , 3% , 1/15/29 ........................... United States 37,000 35,924
Spirit AeroSystems, Inc. ,
b
Secured Note , 144A, 9.75% , 11/15/30 .................. United States 105,000 115,170
Senior Bond , 4.6% , 6/15/28 .......................... United States 115,000 115,690
b
Senior Secured Note , 144A, 9.375% , 11/30/29 ........... United States 25,000 26,286
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 65,000 67,812
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 15,000 15,745
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 20,000 20,751
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 75,000 78,413
2,378,239
Automobile Components 0.3%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 115,000 120,959
b
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 60,000 60,414
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 60,000 61,762
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 80,000 67,450
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 200,000 203,777

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
b ,g
IHO Verwaltungs GmbH , Senior Secured Note , 144A, PIK, 7.75% ,
11/15/30 ........................................ Germany 200,000 $ 209,173
723,535
Automobiles 0.2%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 17,000 18,218
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 140,000 148,618
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 90,000 92,701
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 50,000 50,275
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 46,000 47,520
Senior Note , 144A, 5.4% , 6/23/32 ..................... United States 35,000 36,354
393,686
Banks 2.2%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 245,000 220,800
Bank of America Corp. ,
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 173,000 182,011
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 302,000 311,365
Sub. Bond , 6.11% , 1/29/37 .......................... United States 100,000 108,878
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 396,000 374,626
Bank of Montreal , Sub. Bond , 3.803% to 12/14/27, FRN
thereafter , 12/15/32 ................................ Canada 39,000 38,454
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 207,598
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 207,272
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 200,000 208,363
Citigroup, Inc. ,
h
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 114,000 116,968
h
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 229,000 234,591
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 260,000 261,906
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 39,000 41,682
Sub. Bond , 4.75% , 5/18/46 .......................... United States 151,000 134,703
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 295,000 312,891
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 138,000 145,431
Senior Note , 4.895% to 9/05/29, FRN thereafter , 9/06/30 .... United States 5,000 5,088
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 192,000 199,210
JPMorgan Chase & Co. ,
i
W , Junior Sub. Bond , FRN , 5.113% , ( 3-month SOFR + 1.262% ),
5/15/47 ......................................... United States 78,000 69,700
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 64,000 67,634
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 164,000 170,178
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 168,000 179,399
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 42,000 43,964
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 200,000 150,305
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 29,000 30,053
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 167,000 166,233

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 114,000 $ 120,606
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 179,000 156,441
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 250,000 283,514
Westpac Banking Corp. ,
Sub. Bond , 4.421% , 7/24/39 ......................... Australia 66,000 62,038
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 59,000 45,770
4,857,672
Biotechnology 0.3%
Amgen, Inc. ,
Senior Bond , 4.663% , 6/15/51 ........................ United States 69,000 60,532
Senior Bond , 5.75% , 3/02/63 ......................... United States 227,000 227,634
b ,j
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 200,000 205,781
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 210,000 EUR 241,352
735,299
Broadline Retail 0.1%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 30,000 32,873
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 75,000 78,206
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 90,000 92,057
203,136
Building Products 0.2%
b
Builders FirstSource, Inc. ,
Senior Bond , 144A, 6.375% , 3/01/34 ................... United States 40,000 41,655
Senior Bond , 144A, 6.75% , 5/15/35 .................... United States 35,000 36,958
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 70,000 58,594
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 55,000 56,272
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 10,000 10,142
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 35,000 35,904
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 75,000 76,663
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 80,000 75,746
b
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 25,000 26,053
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 50,000 51,961
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 75,000 79,666
b
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 90,000 92,923
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 80,000 82,111
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 130,000 126,160
850,808
Capital Markets 1.2%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ........................ United States 228,000 227,773
Senior Note , 7% , 1/15/27 ........................... United States 77,000 79,021
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 23,000 24,985

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 93,000 $ 91,348
Deutsche Bank AG ,
Senior Non-Preferred Note , 2.311% to 11/15/26, FRN thereafter ,
11/16/27 ........................................ Germany 254,000 249,362
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 130,000 131,525
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 185,000 188,357
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 220,000 230,275
Jefferies Financial Group, Inc. ,
Senior Note , 4.5% , 9/15/26 .......................... United States 170,000 170,116
Senior Note , 6.2% , 4/14/34 .......................... United States 54,000 57,239
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 13,000 12,758
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 91,000 97,143
Senior Note , 5.2% , 3/15/30 .......................... United States 106,000 108,651
Morgan Stanley ,
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 247,000 252,309
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 425,000 439,705
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 30,000 31,718
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 88,000 92,981
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 250,000 239,361
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 55,000 56,977
2,781,604
Chemicals 0.6%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 30,000 30,644
Celanese US Holdings LLC ,
Senior Note , 1.4% , 8/05/26 .......................... United States 110,000 107,519
Senior Note , 6.665% , 7/15/27 ........................ United States 67,000 69,009
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 65,000 67,420
CF Industries, Inc. ,
Senior Bond , 4.95% , 6/01/43 ......................... United States 120,000 109,060
b
Senior Bond , 144A, 4.5% , 12/01/26 .................... United States 10,000 10,033
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 255,000 198,746
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 65,000 67,154
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 60,000 60,313
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 80,000 79,709
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 120,000 120,749
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 45,000 42,402
962,758
Commercial Services & Supplies 0.1%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 95,000 100,099
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 95,000 95,160
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 25,000 26,277
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 45,000 44,211
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 120,000 123,461

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 30,000 $ 32,280
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 70,000 72,982
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 30,000 31,548
526,018
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 45,000 45,218
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 32,000 29,036
Senior Note , 4.85% , 8/15/30 ......................... United States 37,000 37,788
Senior Note , 5.2% , 8/15/32 .......................... United States 106,000 109,539
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 65,000 61,705
283,286
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 35,000 36,805
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 46,000 48,130
84,935
Consumer Finance 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 205,000 189,951
Senior Note , 5.1% , 1/19/29 .......................... Ireland 150,000 153,692
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 153,615
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 171,000 194,683
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 147,000 152,896
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 155,000 156,077
Capital One Financial Corp. ,
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 105,000 104,957
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 66,000 74,767
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 60,000 63,907
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 175,000 182,183
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 205,000 207,497
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 60,000 61,190
Senior Note , 4.2% , 10/27/28 ......................... United States 40,000 40,029
Senior Note , 5.8% , 1/07/29 .......................... United States 105,000 109,447
Senior Note , 4.9% , 10/06/29 ......................... United States 76,000 77,267
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 87,000 88,307
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 86,000 92,264
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 110,000 109,919
Senior Note , 7.5% , 5/15/31 .......................... United States 70,000 73,600
Senior Note , 7.125% , 11/15/31 ....................... United States 10,000 10,428
Senior Note , 6.5% , 3/15/33 .......................... United States 50,000 50,283
2,346,959
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 30,000 26,311

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
b
7-Eleven, Inc., (continued)
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 269,000 $ 253,230
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 146,000 144,977
b
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 20,000 21,097
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 55,000 56,128
501,743
Containers & Packaging 0.5%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 75,000 75,727
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , Reg S, 3% , 9/01/29 .... United States 100,000 EUR 109,273
Berry Global, Inc. ,
Senior Secured Note , 1.65% , 1/15/27 .................. United States 143,000 138,770
Senior Secured Note , 5.5% , 4/15/28 ................... United States 11,000 11,320
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 85,000 85,838
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 80,000 80,113
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 70,000 65,931
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 90,000 87,446
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 150,000 141,815
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 115,000 131,623
927,856
Distributors 0.1%
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note , 144A, 3.875% , 11/15/29 .................. United States 65,000 62,459
Senior Secured Note , 144A, 4% , 1/15/28 ................ United States 55,000 54,460
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 60,000 62,961
179,880
Diversified Consumer Services 0.1%
Service Corp. International , Senior Note , 4% , 5/15/31 ........
United States 220,000 210,235
Diversified REITs 0.2%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 6.75% ,
12/01/33 ........................................ United States 11,000 11,959
VICI Properties LP ,
Senior Bond , 5.75% , 4/01/34 ......................... United States 90,000 93,458
Senior Note , 4.75% , 2/15/28 ......................... United States 115,000 116,190
Senior Note , 5.125% , 11/15/31 ....................... United States 13,000 13,193
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 41,000 40,683
Senior Note , 144A, 4.5% , 1/15/28 ..................... United States 133,000 133,366
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 128,000 125,591
534,440
Diversified Telecommunication Services 0.8%
b
Altice France SA , Senior Secured Note , 144A, 6.875% , 7/15/32 . France 154,020 150,280
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 195,000 188,419
AT&T, Inc. ,
Senior Bond , 2.25% , 2/01/32 ......................... United States 108,000 95,278

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
Senior Bond , 2.55% , 12/01/33 ........................ United States 161,000 $ 138,185
Senior Bond , 4.75% , 5/15/46 ......................... United States 12,000 10,690
Senior Bond , 3.55% , 9/15/55 ......................... United States 69,000 47,330
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 215,000 213,079
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 95,000 90,563
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 120,000 110,379
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 215,000 218,696
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 60,000 62,785
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 119,000 128,193
Verizon Communications, Inc. ,
Senior Bond , 5.875% , 11/30/55 ....................... United States 45,000 45,453
Senior Note , 4.75% , 1/15/33 ......................... United States 100,000 100,639
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 105,000 108,646
1,708,615
Electric Utilities 2.1%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 160,000 159,000
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 55,000 55,070
Senior Bond , 5.625% , 3/01/33 ........................ United States 140,000 148,183
J , Senior Bond , 4.3% , 12/01/28 ....................... United States 77,000 77,549
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 36,000 32,612
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 35,000 36,267
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 51,000 45,609
Duke Energy Corp. ,
Senior Bond , 5.45% , 6/15/34 ......................... United States 28,000 29,354
Senior Bond , 5.8% , 6/15/54 .......................... United States 21,000 21,290
Senior Note , 4.85% , 1/05/29 ......................... United States 246,000 251,414
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 20,000 19,843
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 310,000 309,688
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 243,000 247,426
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 92,000 94,249
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 90,000 94,867
Senior Note , 5.15% , 3/15/29 ......................... United States 246,000 253,420
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 50,000 50,656
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 114,000 116,878
Senior Bond , 5.25% , 3/15/34 ......................... United States 36,000 37,388
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.9% , 3/15/55 .......................... United States 42,000 43,277
Senior Note , 5.3% , 3/15/32 .......................... United States 144,000 150,817
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 144,000 148,202
b
NRG Energy, Inc. ,
h
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 70,000 76,437

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
NRG Energy, Inc., (continued)
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 80,000 $ 82,492
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 135,000 137,189
Senior Secured Note , 144A, 2% , 12/02/25 ............... United States 18,000 17,999
Senior Secured Note , 144A, 2.45% , 12/02/27 ............ United States 133,000 128,021
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 4.95% ,
9/15/52 ......................................... United States 168,000 153,656
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 61,000 64,261
Senior Bond , 6.95% , 3/15/34 ......................... United States 22,000 24,644
Senior Bond , 4.95% , 7/01/50 ......................... United States 64,000 55,306
Senior Bond , 6.75% , 1/15/53 ......................... United States 110,000 119,527
Senior Note , 2.1% , 8/01/27 .......................... United States 36,000 34,732
Senior Note , 3.3% , 12/01/27 ......................... United States 170,000 167,112
Senior Note , 5.55% , 5/15/29 ......................... United States 31,000 32,066
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 45,000 46,570
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 145,000 143,717
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 107,000 113,058
Senior Note , 5.5% , 3/15/29 .......................... United States 31,000 32,240
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 108,000 110,308
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 155,000 155,423
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 135,000 143,480
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 45,000 47,357
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 137,000 152,990
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 75,000 79,343
Senior Secured Bond , 144A, 5.7% , 12/30/34 ............. United States 144,000 148,889
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 151,000 149,985
Senior Secured Note , 144A, 4.6% , 10/15/30 ............. United States 20,000 19,970
4,859,831
Electrical Equipment 0.3%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR 111,950
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 235,000 238,457
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 301,000 298,681
649,088
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 135,000 134,461
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 105,000 100,892
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 145,000 140,590
375,943
Energy Equipment & Services 0.4%
b
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 30,000 30,844
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 70,000 73,037
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 50,000 51,037
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 115,000 112,376
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 14,462 14,906

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 95,000 $ 85,153
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 108,750 113,465
b
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 10,000 10,431
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 38,000 38,789
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 75,000 76,810
606,848
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 215,000 224,017
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 70,000 70,753
Netflix, Inc. , Senior Bond , 5.875% , 11/15/28 ...............
United States 45,000 47,473
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 100,000 GBP 133,386
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 135,000 108,107
583,736
Financial Services 0.9%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 115,000 113,301
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 85,000 86,185
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 125,000 126,490
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 65,000 72,205
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 120,000 126,161
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 30,000 30,739
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 95,000 100,640
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 90,000 94,231
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 90,000 92,765
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 45,000 46,735
b
Petronas Capital Ltd. , Senior Bond , Reg S, 2.48% , 1/28/32 .... Malaysia 200,000 180,524
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 165,000 168,823
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 145,000 150,503
b
Rocket Cos., Inc. ,
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 75,000 78,942
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 90,000 94,358
1,562,602
Food Products 0.4%
b ,g
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 32,742 34,344
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 80,000 83,570
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 202,090
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 187,000 180,340
Senior Note , 6.75% , 3/15/34 ......................... United States 137,000 152,142
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 34,000 35,973

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 16,000 $ 14,226
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 21,000 24,230
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 40,000 45,050
Senior Bond , 4.625% , 10/01/39 ....................... United States 40,000 36,797
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 60,000 61,430
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 130,000 132,609
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 29,000 29,802
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 11,000 11,284
Senior Note , 144A, 5% , 3/01/32 ...................... United States 50,000 51,700
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 68,000 70,379
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 42,000 38,888
1,204,854
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 59,000 61,431
Ground Transportation 0.5%
b
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 200,000 200,025
Senior Note , 144A, 4% , 5/01/28 ...................... United Kingdom 200,000 198,818
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 50,000 52,368
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 290,000 298,795
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 212,002
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 115,000 120,542
1,082,550
Health Care Equipment & Supplies 0.3%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 40,000 41,750
b ,i
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 117,937
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 110,000 113,210
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 15,000 15,722
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 45,000 45,145
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 80,000 77,721
411,485
Health Care Providers & Services 0.9%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 30,000 28,366
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 65,000 70,289
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 70,000 74,531
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 65,000 68,135
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 180,000 189,443
Senior Bond , 4.78% , 3/25/38 ......................... United States 167,000 158,811

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp., (continued)
Senior Note , 5% , 9/15/32 ........................... United States 161,000 $ 165,029
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 180,000 187,451
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 15,000 15,599
HCA, Inc. ,
Senior Bond , 5.25% , 6/15/26 ......................... United States 23,000 23,018
Senior Bond , 5.6% , 4/01/34 .......................... United States 50,000 52,479
Senior Bond , 6% , 4/01/54 ........................... United States 79,000 80,264
Senior Note , 3.625% , 3/15/32 ........................ United States 33,000 31,311
Senior Note , 4.6% , 11/15/32 ......................... United States 65,000 64,996
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 156,000 161,234
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 200,000 204,038
Tenet Healthcare Corp. ,
b
Senior Note , 144A, 6% , 11/15/33 ...................... United States 55,000 56,826
Senior Secured Note , 6.125% , 6/15/30 ................. United States 275,000 281,433
1,913,253
Health Care REITs 0.1%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 155,000 163,949
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 90,000 89,469
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 185,000 193,735
283,204
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 20,000 20,649
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 85,000 88,172
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 40,000 41,597
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 25,656
176,074
Hotels, Restaurants & Leisure 1.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 80,000 76,307
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 195,000 190,136
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 6% , 10/15/32 ..................... United States 35,000 33,421
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 130,000 134,662
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 255,000 257,293
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 219,000 225,218
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 80,000 82,434
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 255,000 261,723
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 40,000 41,229
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 291,000 286,168
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 90,000 90,758
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 105,000 98,006
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 70,000 70,631

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 145,000 $ 148,714
Hyatt Hotels Corp. ,
Senior Note , 5.25% , 6/30/29 ......................... United States 110,000 113,267
Senior Note , 5.375% , 12/15/31 ....................... United States 70,000 72,107
b
Light & Wonder International, Inc. ,
Senior Note , 144A, 7.25% , 11/15/29 ................... United States 195,000 200,671
Senior Note , 144A, 7.5% , 9/01/31 ..................... United States 15,000 15,727
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 90,000 93,661
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 50,000 53,084
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 30,000 30,467
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 35,000 34,609
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 75,000 75,501
b
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 55,000 55,871
Royal Caribbean Cruises Ltd. ,
Senior Bond , 5.375% , 1/15/36 ........................ United States 45,000 45,507
b
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 55,000 56,230
b
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 15,000 15,525
b
Senior Note , 144A, 6% , 2/01/33 ...................... United States 125,000 128,741
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 66,279
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 70,000 71,737
b
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 30,000 30,173
Senior Note , 144A, 9.125% , 7/15/31 ................... United States 80,000 85,871
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 185,000 199,997
3,441,725
Household Durables 0.4%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 75,000 75,451
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 .......................... United States 118,000 120,540
Senior Bond , 5.5% , 10/15/35 ......................... United States 280,000 293,078
b
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 30,000 30,897
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 40,000 41,219
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 100,000 104,246
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 30,000 28,904
Senior Note , 6.625% , 5/15/32 ........................ United States 45,000 42,487
b
Taylor Morrison Communities, Inc. ,
Senior Bond , 144A, 5.125% , 8/01/30 ................... United States 60,000 60,322
Senior Note , 144A, 5.75% , 1/15/28 .................... United States 35,000 35,780
Senior Note , 144A, 5.75% , 11/15/32 ................... United States 10,000 10,313
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 75,000 75,343
Senior Bond , 3.8% , 11/01/29 ......................... United States 92,000 90,408
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 60,000 59,182
1,068,170

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 $ 28,579
Independent Power and Renewable Electricity Producers 0.4%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 208,250
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 100,000 106,801
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 65,000 65,182
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 26,000 28,325
Senior Bond , 6.5% , 10/01/53 ......................... United States 62,000 68,548
Senior Bond , 5.75% , 3/15/54 ......................... United States 113,000 113,592
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 45,000 44,747
A , Senior Note , 4.25% , 10/01/30 ...................... United States 25,000 24,970
b
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 120,000 124,141
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 120,000 122,346
b ,h
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN
thereafter , Perpetual ............................... United States 65,000 66,682
973,584
Insurance 0.7%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 85,000 89,208
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 85,000 88,331
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 105,000 104,201
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 25,000 25,877
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 115,000 119,591
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 80,000 81,806
b
Athene Global Funding ,
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 175,000 179,721
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 96,000 97,617
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 75,000 75,530
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 52,000 53,961
Senior Bond , 6.25% , 4/01/54 ......................... United States 25,000 24,649
Brown & Brown, Inc. ,
Senior Bond , 5.55% , 6/23/35 ......................... United States 57,000 58,627
Senior Note , 4.9% , 6/23/30 .......................... United States 139,000 140,935
Senior Note , 5.25% , 6/23/32 ......................... United States 42,000 43,030
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 69,000 69,750
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 85,000 86,722
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 110,000 114,774
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 35,000 36,663
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 116,000 77,544
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 325,000 309,792
1,878,329
Interactive Media & Services 0.2%
Alphabet, Inc. , Senior Bond , 5.45% , 11/15/55 ..............
United States 35,000 35,606

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services (continued)
Meta Platforms, Inc. ,
Senior Bond , 5.625% , 11/15/55 ....................... United States 100,000 $ 99,818
Senior Bond , 5.75% , 5/15/63 ......................... United States 135,000 134,994
Senior Bond , 5.55% , 8/15/64 ......................... United States 124,000 120,048
Senior Note , 4.6% , 11/15/32 ......................... United States 100,000 101,524
491,990
IT Services 0.2%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 215,000 196,206
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 67,904
b
Gartner, Inc. ,
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 27,000 25,938
Senior Note , 144A, 3.75% , 10/01/30 ................... United States 145,000 137,581
427,629
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 97,000 85,195
Senior Bond , 5.1% , 4/01/52 .......................... United States 126,000 102,682
Senior Note , 5.85% , 3/18/29 ......................... United States 87,000 89,851
277,728
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 86,258
Machinery 0.0%
†
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 25,000 26,710
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 50,000 49,717
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 35,000 35,763
112,190
Media 1.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 50,000 50,138
Senior Secured Note , 2.25% , 1/15/29 .................. United States 92,000 85,576
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 30,000 30,035
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 40,000 42,180
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 120,000 126,418
Comcast Corp. , Senior Bond , 3.45% , 2/01/50 ..............
United States 63,000 43,286
b
Directv Financing LLC ,
Senior Secured Note , 144A, 8.875% , 2/01/30 ............ United States 30,000 29,809
Senior Secured Note , 144A, 8.875% , 2/01/30 ............ United States 60,000 59,424
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 13,000 13,014
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 60,000 59,649
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 75,000 73,010
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 100,000 110,344
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 145,000 146,239
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 100,000 103,731
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 85,000 64,005

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Gray Media, Inc., (continued)
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 30,000 $ 30,075
Interpublic Group of Cos., Inc. (The) , Senior Bond , 2.4% , 3/01/31
United States 62,000 56,048
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 120,000 121,596
Senior Secured Note , 144A, 5.75% , 8/01/28 ............. United States 65,000 65,106
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 90,000 93,404
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 50,000 49,623
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 45,000 43,845
Senior Secured Note , 144A, 7.375% , 2/15/31 ............ United States 40,000 42,423
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 69,000 67,863
Senior Bond , 4.95% , 1/15/31 ......................... United States 75,000 74,043
Senior Bond , 4.375% , 3/15/43 ........................ United States 39,000 29,371
Senior Note , 3.7% , 6/01/28 .......................... United States 38,000 37,351
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 175,000 182,457
b
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 135,000 123,221
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 320,000 370,903
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 70,000 74,370
2,498,557
Metals & Mining 0.4%
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 70,000 70,410
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 60,000 61,578
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 35,000 36,347
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 140,000 134,293
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 100,000 EUR 113,764
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 65,000 67,907
b
Glencore Funding LLC , Senior Bond , 144A, 5.634% , 4/04/34 ... Australia 128,000 134,360
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 70,964
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 40,000 41,606
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 95,000 91,480
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 60,000 62,223
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 90,000 90,905
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 80,000 77,359
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 35,000 37,171
1,090,367
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 80,000 77,787
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 24,000 21,046
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 75,000 75,803
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 66,000 70,701

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 174,000 $ 179,883
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 74,000 72,558
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 63,000 66,241
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 123,000 124,124
610,356
Oil, Gas & Consumable Fuels 2.4%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 100,000 92,688
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 124,000 140,240
Senior Note , 5% , 12/15/29 .......................... Canada 81,000 82,989
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 66,000 60,701
Senior Note , 4.5% , 10/01/29 ......................... United States 256,000 256,003
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 72,000 76,489
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 115,000 113,498
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 149,000 155,393
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 71,000 75,245
Senior Bond , 5.65% , 10/15/54 ........................ United States 28,000 27,640
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 64,000 64,114
Energy Transfer LP ,
h
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 220,000 220,647
Senior Bond , 6.5% , 2/01/42 .......................... United States 14,000 14,876
Senior Note , 5.25% , 7/01/29 ......................... United States 279,000 288,024
Senior Note , 5.2% , 4/01/30 .......................... United States 81,000 83,837
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 175,000 176,289
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 130,000 132,139
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 25,000 25,887
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 70,000 71,817
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 6.375% ,
10/24/48 ........................................ Kazakhstan 200,000 203,337
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 133,000 155,069
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 145,000 146,256
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 90,000 91,469
Occidental Petroleum Corp. ,
Senior Bond , 7.5% , 5/01/31 .......................... United States 52,000 58,689
Senior Bond , 6.2% , 3/15/40 .......................... United States 420,000 429,835
Senior Note , 5.2% , 8/01/29 .......................... United States 100,000 102,558
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 131,000 131,656
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,210
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 65,000 65,117
South Bow USA Infrastructure Holdings LLC ,
Senior Note , 5.026% , 10/01/29 ....................... Canada 133,000 135,051
Senior Note , 5.584% , 10/01/34 ....................... Canada 69,000 69,876
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 120,000 123,338
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 141,000 141,027

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP / Targa Resources Partners
Finance Corp., (continued)
Senior Bond , 4.875% , 2/01/31 ........................ United States 53,000 $ 53,266
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 103,281
b
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 70,000 71,194
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 305,000 308,172
b
Venture Global LNG, Inc. ,
h
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 80,000 68,158
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 75,000 79,147
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 105,000 105,329
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 70,000 72,923
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 20,000 22,296
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 50,000 52,440
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 20,000 21,806
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 25,000 25,874
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 82,000 84,090
Senior Note , 4.9% , 8/01/30 .......................... United States 74,000 74,978
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 70,000 67,891
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 96,000 100,423
5,527,272
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 131,000 135,248
b
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 30,000 27,162
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 25,000 23,883
Mercer International, Inc. , Senior Note , 5.125% , 2/01/29 ......
Germany 65,000 38,626
224,919
Passenger Airlines 0.1%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 24,167 24,239
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 190,000 190,694
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 95,000 94,584
309,517
Personal Care Products 0.3%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note , 144A, 6.625% , 7/15/30 ................... United States 45,000 46,295
Senior Secured Note , 144A, 4.75% , 1/15/29 ............. United States 75,000 74,042
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 13,000 13,340
Senior Note , 4.9% , 3/22/33 .......................... United States 213,000 218,515
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 200,000 206,336
558,528

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.6%
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 40,000 $ 41,661
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 250,000 251,019
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 230,000 234,570
Senior Bond , 5.3% , 5/19/53 .......................... United States 90,000 87,294
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 73,000 75,160
Senior Bond , 5.2% , 9/25/35 .......................... United States 100,000 101,137
Senior Note , 5.15% , 9/02/29 ......................... United States 88,000 90,450
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 230,000 238,945
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 6,000 6,560
Zoetis, Inc. ,
Senior Bond , 2% , 5/15/30 ........................... United States 72,000 66,028
Senior Bond , 5% , 8/17/35 ........................... United States 285,000 290,092
1,482,916
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 100,000 104,375
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 51,000 51,260
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
b
Senior Bond , 144A, 3.187% , 11/15/36 .................. United States 66,000 57,026
Senior Note , 5.05% , 7/12/29 ......................... United States 251,000 259,435
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/33 ......................................... United States 200,000 211,408
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 205,000 199,178
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 40,000 40,622
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 30,000 31,127
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 45,000 46,241
845,037
Software 0.3%
b
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 40,000 41,302
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 60,000 60,536
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 95,000 83,005
Oracle Corp. ,
Senior Bond , 3.65% , 3/25/41 ......................... United States 88,000 66,998
Senior Note , 4.45% , 9/26/30 ......................... United States 70,000 69,004
Senior Note , 4.8% , 9/26/32 .......................... United States 95,000 93,423
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 65,000 63,355
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 176,000 155,319
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 123,000 125,789
Senior Bond , 5.7% , 4/01/55 .......................... United States 8,000 8,027
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 90,000 92,987
859,745

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond , 3.125% , 1/15/27 ........................ United States 251,000 $ 248,419
Senior Bond , 2.9% , 1/15/30 .......................... United States 106,000 100,358
Senior Bond , 2.7% , 4/15/31 .......................... United States 87,000 79,947
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 82,000 81,271
Senior Bond , 3.8% , 2/15/28 .......................... United States 69,000 68,325
Senior Bond , 4.75% , 5/15/47 ......................... United States 27,000 23,822
Senior Note , 4.9% , 9/01/29 .......................... United States 105,000 106,665
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 43,000 43,047
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 220,000 211,458
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 145,000 148,380
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 160,000 163,341
1,275,033
Specialty Retail 0.2%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 135,000 135,342
b ,g
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 64,200 72,256
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 84,000 77,401
Senior Bond , 4.1% , 1/15/52 .......................... United States 115,000 85,226
b
White Cap Supply Holdings LLC , Senior Note , 144A, 7.375% ,
11/15/30 ........................................ United States 65,000 66,343
436,568
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 83,000 83,602
Senior Note , 4.85% , 10/15/31 ........................ United States 83,000 84,087
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 30,000 26,161
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 80,000 82,576
276,426
Textiles, Apparel & Luxury Goods 0.3%
b
Beach Acquisition Bidco LLC ,
g
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 200,000 208,568
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 100,000 EUR 119,118
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 50,000 48,361
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 110,000 116,267
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 29,000 26,387
Senior Bond , 5.5% , 3/11/35 .......................... United States 96,000 98,463
Senior Note , 5.1% , 3/11/30 .......................... United States 79,000 81,126
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 50,000 49,916
748,206
Tobacco 0.3%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 38,000 35,219
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 295,000 294,595
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 223,000 231,179
Senior Note , 4.375% , 4/30/30 ........................ United States 90,000 90,650

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Note , 4.75% , 11/01/31 ........................ United States 94,000 $ 96,140
747,783
Trading Companies & Distributors 0.5%
b
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 156,000 160,318
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 145,000 147,559
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 95,000 94,006
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 55,000 56,205
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 65,000 66,931
b
Herc Holdings, Inc. ,
Senior Note , 144A, 5.5% , 7/15/27 ..................... United States 130,000 130,077
Senior Note , 144A, 6.625% , 6/15/29 ................... United States 40,000 41,513
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 75,000 74,145
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 135,000 141,320
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 60,000 62,739
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 20,000 20,688
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 80,000 84,011
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 30,000 31,475
1,110,987
Wireless Telecommunication Services 0.7%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 200,000 212,650
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 182,000 185,644
Senior Note , 3.8% , 3/15/32 .......................... Canada 73,000 69,075
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 90,000 95,313
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 185,000 192,489
T-Mobile USA, Inc. ,
Senior Bond , 2.875% , 2/15/31 ........................ United States 65,000 60,555
Senior Bond , 5.05% , 7/15/33 ......................... United States 38,000 39,027
Senior Note , 3.375% , 4/15/29 ........................ United States 138,000 134,533
Senior Note , 3.875% , 4/15/30 ........................ United States 8,000 7,882
Senior Note , 6.7% , 12/15/33 ......................... United States 85,000 95,935
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 200,000 212,485
1,305,588
Total Corporate Bonds (Cost $ 62,044,931 ) ....................................
64,052,961
Senior Floating Rate Interests 0.6%
Automobile Components 0.0%
†
k
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.78% , ( 1-month SOFR + 3.75% ), 10/04/28 ......... United States 44,501 44,021
k
Chemicals 0.1%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.453% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 56,471 55,341
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.036% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 33,534 33,516

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Chemicals (continued)
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.162% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 34,391 $ 34,369
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.327% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 34,126 17,550
140,776
a a a a a a
Commercial Services & Supplies 0.0%
†
k
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.715% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 29,922 30,136
Communications Equipment 0.1%
k
CommScope, Inc., First Lien, Initial CME Term Loan , 8.666% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 85,000 85,638
Containers & Packaging 0.0%
†
k
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.044% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 48,852 23,303
Distributors 0.0%
†
k
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 57,708 57,326
Food Products 0.1%
k
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.372% ,
( 6-month SOFR + 2.5% ), 8/02/32 ...................... United States 85,157 85,294
k
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 8.166% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 61,265 61,740
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 5.916% , ( 1-month SOFR + 2% ), 10/23/28 ........... United States 39,243 39,338
101,078
a a a a a a
k
Hotels, Restaurants & Leisure 0.1%
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.166% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 88,776 88,774
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.934% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 34,562 33,968
122,742
a a a a a a
IT Services 0.0%
†
k
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
7.006% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 54,588 54,622
k
Media 0.1%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 8.03% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 54,606 54,791
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.352% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 81,270 81,501
136,292
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
k
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan , 7.209% , ( 1-month SOFR + 3.25% ), 6/13/30 . United States 8,978 9,032

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
k
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan , 10.166% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 44,888 $ 44,450
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.916% , ( 1-month SOFR + 4% ), 4/23/31 ....... United States 80,190 79,378
123,828
a a a a a a
k
Software 0.0%
†
Rocket Software, Inc., First Lien, CME Term Loan , 7.666% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 56,147 56,057
UKG, Inc., First Lien, Initial CME Term Loan , 6.338% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 9,900 9,907
65,964
a a a a a a
k
Specialty Retail 0.1%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan , 7.81% , ( 1-month SOFR + 3.75% ), 6/06/31 .. United States 34,474 32,596
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.215% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 97,875 98,277
130,873
a a a a a a
k
Textiles, Apparel & Luxury Goods 0.0%
†
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
7.308% , ( 3-month SOFR + 3.25% ), 9/13/32 .............. United States 3,538 3,567
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.354% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 59,248 53,559
57,126
a a a a a a
Wireless Telecommunication Services 0.0%
†
k
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.416% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 44,325 44,138
Total Senior Floating Rate Interests (Cost $ 1,353,160 ) .........................
1,312,189
Foreign Government and Agency Securities 4.2%
b
Angola Government Bond , Senior Bond , Reg S, 8.75% , 4/14/32 Angola 200,000 191,344
Argentina Government Bond ,
Senior Bond , 4.125% , 7/09/35 ........................ Argentina 300,000 213,105
Senior Note , 0.75% , 7/09/30 ......................... Argentina 88,000 72,908
b
Bahrain Government Bond , Senior Bond , Reg S, 7.375% , 5/14/30 Bahrain 200,000 214,344
Brazil Government Bond ,
Senior Bond , 4.5% , 5/30/29 .......................... Brazil 200,000 199,170
Senior Bond , 4.75% , 1/14/50 ......................... Brazil 330,000 245,025
b
Bulgaria Government Bond , Senior Bond , Reg S, 5% , 3/05/37 .. Bulgaria 80,000 80,423
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 200,000 212,190
Colombia Government Bond , Senior Bond , 8% , 4/20/33 ......
Colombia 250,000 272,275
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 200,000 176,438
b
Dominican Republic Government Bond ,
Senior Bond , 144A, 6.95% , 3/15/37 .................... Dominican
Republic 150,000 159,915
Senior Bond , Reg S, 4.5% , 1/30/30 .................... Dominican
Republic 150,000 146,062
Senior Bond , Reg S, 7.45% , 4/30/44 ................... Dominican
Republic 100,000 109,910
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 60,000 53,542

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Ecuador Government Bond , Senior Bond , Reg S, 6.9% , 7/31/35 Ecuador 179,126 $ 152,391
b
Egypt Government Bond ,
Senior Bond , Reg S, 7.6% , 3/01/29 .................... Egypt 200,000 210,743
Senior Bond , Reg S, 7.3% , 9/30/33 .................... Egypt 200,000 198,242
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 75,000 79,747
b
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 200,000 152,039
b
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 130,000 115,742
b
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 200,000 214,300
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 200,000 219,425
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 400,000 407,997
Indonesia Government Bond , Senior Bond , 4.65% , 9/20/32 ....
Indonesia 390,000 393,474
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 78,125 77,972
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 400,000 387,897
Mexico Government Bond , Senior Bond , 4.28% , 8/14/41 ......
Mexico 380,000 308,469
b
Nigeria Government Bond ,
Senior Bond , 144A, 8.631% , 1/13/36 ................... Nigeria 200,000 211,411
Senior Bond , Reg S, 6.5% , 11/28/27 ................... Nigeria 200,000 201,807
b
Oman Government Bond , Senior Bond , Reg S, 7.375% , 10/28/32 Oman 300,000 347,048
Panama Government Bond , Senior Bond , 6.4% , 2/14/35 ......
Panama 210,000 219,051
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 240,000 225,064
Peru Government Bond ,
Senior Bond , 2.783% , 1/23/31 ........................ Peru 300,000 278,535
Petroleos Mexicanos ,
Senior Bond , 5.95% , 1/28/31 ......................... Mexico 100,000 96,612
Senior Bond , 6.75% , 9/21/47 ......................... Mexico 30,000 24,431
Senior Note , 10% , 2/07/33 ........................... Mexico 100,000 115,477
Philippines Government Bond ,
Senior Bond , 3.75% , 1/14/29 ......................... Philippines 200,000 198,281
Senior Bond , 5.5% , 2/04/35 .......................... Philippines 200,000 212,421
b
Romania Government Bond ,
Senior Bond , 144A, 7.125% , 1/17/33 ................... Romania 100,000 108,470
Senior Bond , Reg S, 6.125% , 1/22/44 .................. Romania 150,000 144,656
Senior Note , 144A, 6.625% , 2/17/28 .................... Romania 110,000 114,595
b
Saudi Arabia Government Bond , Senior Bond , Reg S, 4.5% ,
10/26/46 ........................................ Saudi Arabia 230,000 201,381
b
Serbia Government Bond , Senior Bond , 144A, 6.5% , 9/26/33 .. Serbia 200,000 216,858
South Africa Government Bond , Senior Bond , 5% , 10/12/46 ...
South Africa 200,000 157,812
Turkiye Government Bond ,
Senior Bond , 7.625% , 5/15/34 ........................ Turkiye 200,000 215,813
Senior Note , 8.6% , 9/24/27 .......................... Turkiye 200,000 214,680
b
Ukraine Government Bond ,
Senior Bond , 144A, 2/01/35 .......................... Ukraine 30,270 17,142
Senior Bond , 144A, 4.5% , 2/01/35 ..................... Ukraine 61,419 35,929
Senior Bond , 144A, 2/01/36 .......................... Ukraine 25,225 14,237
Senior Bond , 144A, 4.5% , 2/01/36 ..................... Ukraine 78,967 45,452
Senior Note , 144A, 2/01/30 .......................... Ukraine 9,585 5,343
Senior Note , 144A, 2/01/34 .......................... Ukraine 35,820 16,555
Senior Note , 144A, 4.5% , 2/01/34 ..................... Ukraine 35,096 20,655
b
United Arab Emirates Government Bond , Senior Bond , Reg S,
2.875% , 10/19/41 ..................................
United Arab
Emirates 230,000 178,612
Uruguay Government Bond ,
Senior Bond , 7.875% , 1/15/33 ........................ Uruguay 120,000 144,120

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Uruguay Government Bond, (continued)
Senior Bond , 5.1% , 6/18/50 .......................... Uruguay 60,000 $ 57,465
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 200,000 214,700
Total Foreign Government and Agency Securities (Cost $ 8,849,793 ) .............
9,519,702
U.S. Government and Agency Securities 10.3%
U.S. Treasury Bonds ,
4.25%, 11/15/40 .................................. United States 2,360,000 2,314,736
l
2.75%, 8/15/42 ................................... United States 5,000,000 3,940,820
3%, 2/15/49 ..................................... United States 5,000,000 3,783,594
2%, 8/15/51 ..................................... United States 1,370,000 811,752
2.875%, 5/15/52 .................................. United States 220,000 158,615
3.625%, 2/15/53 .................................. United States 470,000 392,220
U.S. Treasury Notes ,
2.75%, 2/15/28 ................................... United States 2,080,000 2,047,784
1.25%, 9/30/28 ................................... United States 2,100,000 1,974,123
2.375%, 3/31/29 .................................. United States 1,160,000 1,118,562
1.5%, 2/15/30 .................................... United States 90,000 82,826
2.75%, 8/15/32 ................................... United States 660,000 620,400
3.375%, 5/15/33 .................................. United States 2,770,000 2,689,280
3.875%, 8/15/33 .................................. United States 1,650,000 1,653,513
4.375%, 5/15/34 .................................. United States 1,180,000 1,220,217
4.25%, 11/15/34 .................................. United States 830,000 848,821
Total U.S. Government and Agency Securities (Cost $ 24,040,397 ) ...............
23,657,263
Asset-Backed Securities 3.9%
Automobiles 0.1%
k
Volkswagen Auto Loan Enhanced Trust , 2025-2 , A2B , FRN ,
4.442% , ( 30-day SOFR Average + 0.37% ), 8/21/28 . ........ United States 232,000 232,115
Banks 0.3%
Capital One Multi-Asset Execution Trust , 2023-A1 , A , 4.42% ,
5/15/28 . ......................................... United States 625,000 626,269
Capital Markets 0.2%
b ,k
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.355% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 500,000 501,124
Consumer Finance 0.5%
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 162,000 162,622
GM Financial Consumer Automobile Receivables Trust , 2022-3 ,
A4 , 3.71% , 12/16/27 . ............................... United States 139,000 138,775
Hyundai Auto Receivables Trust , 2023-B , A3 , 5.48% , 4/17/28 . ..
United States 344,633 347,174
Nissan Auto Receivables Owner Trust , 2025-B , A2A , 4% , 7/17/28 .
United States 327,000 327,318
Toyota Auto Receivables Owner Trust ,
2023-B , A3 , 4.71% , 2/15/28 .......................... United States 47,526 47,694
k
2025-D , A2B , FRN , 4.462% , ( 30-day SOFR Average + 0.32% ),
8/15/28 ......................................... United States 174,000 174,048
1,197,631
a a a a a a
Financial Services 2.8%
b ,k
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.31% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 250,000 250,909

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,k
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.007% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 $ 250,182
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 175,000 178,319
b ,k
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 125,000 125,289
b ,k
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.514% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,453
b
BofA Auto Trust , 2024-1A , A3 , 144A, 5.35% , 11/15/28 . ........ United States 57,539 57,979
b ,k
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.422% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 140,868 140,842
b ,k
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.333% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 200,000 200,266
b
Chase Auto Owner Trust , 2025-1A , A3 , 144A, 4.29% , 6/25/30 . .. United States 50,000 50,455
b ,k
CIFC Funding Ltd. , 2021-7A , AR , 144A, FRN , 4.95% , ( 3-month
SOFR + 1.09% ), 1/23/35 . ............................ United States 488,000 488,345
b
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 181,000 181,671
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 259,000 259,105
b ,k
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.364% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,564
b ,k
Elevation CLO Ltd. ,
2018-10A , AR , 144A, FRN , 4.804% , ( 3-month SOFR + 0.92% ),
10/20/31 ........................................ United States 30,911 30,946
2021-13A , A1R , 144A, FRN , 4.965% , ( 3-month SOFR +
1.06% ), 7/15/34 ................................... United States 250,000 250,150
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 133,079 133,598
Ford Credit Auto Owner Trust ,
2022-C , A4 , 4.59% , 12/15/27 ......................... United States 88,000 88,157
k
2025-B , A2B , FRN , 4.442% , ( 30-day SOFR Average + 0.3% ),
6/15/28 ......................................... United States 51,000 50,993
b ,k
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.291% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 250,000 250,431
b
J.P. Morgan Mortgage Trust ,
k
2023-HE2 , A1 , 144A, FRN , 5.799% , ( 30-day SOFR Average +
1.7% ), 3/20/54 .................................... United States 146,570 147,195
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 54,841 55,354
k
2025-HE3 , A1 , 144A, FRN , 5.422% , ( 30-day SOFR Average +
1.35% ), 3/25/56 ................................... United States 88,000 88,440
b ,k
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.254% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 250,000 250,930
b ,k
Northwoods Capital 25 Ltd. , 2021-25A , B1R , 144A, FRN , 5.484% ,
( 3-month SOFR + 1.6% ), 7/20/34 . ..................... United States 370,000 370,674
b ,k
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.255% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 250,000 250,596
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 250,000 248,248
b ,k
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.408% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 250,000 250,653
b ,k
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.27% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 250,000 250,348
b ,k
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 174,867 175,015
b
Towd Point Mortgage Trust ,
2024-CES4 , A1 , 144A, 5.122% , 9/25/64 ................. United States 70,954 71,073
k
2025-HE1 , A1A , 144A, FRN , 5.422% , ( 30-day SOFR Average +
1.35% ), 7/25/65 ................................... United States 88,429 88,509
b ,k
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 290,000 290,302

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,k
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.426% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 87,674 $ 87,743
b ,k
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.346% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 148,671 148,793
b ,k
Wise CLO Ltd. , 2023-2A , A , 144A, FRN , 5.705% , ( 3-month SOFR
+ 1.8% ), 1/15/37 . .................................. Jersey 250,000 250,927
6,413,454
a a a a a a
Total Asset-Backed Securities (Cost $ 8,956,743 ) ..............................
8,970,593
Commercial Mortgage-Backed Securities 2.5%
Financial Services 2.5%
b ,k
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.355% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 153,296 153,230
m
Banc of America Commercial Mortgage Trust , 2015-UBS7 , AS ,
FRN , 3.989% , 9/15/48 .............................. United States 95,476 95,266
m ,n
BANK , 2020-BN26 , XA , IO, FRN , 1.306% , 3/15/63 .......... United States 3,725,635 140,740
Barclays Commercial Mortgage Trust , 2019-C5 , C , 3.71% ,
11/15/52 ........................................ United States 402,000 356,936
m
BBCMS Mortgage Trust ,
2023-C21 , A3 , FRN , 6.506% , 9/15/56 ................... United States 73,000 78,524
n
2025-5C34 , XA , IO, FRN , 1.394% , 5/15/58 ............... United States 1,630,669 76,148
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 145,189 140,575
m,n
2020-B21 , XA , IO, FRN , 1.525% , 12/17/53 ............... United States 5,435,624 290,876
m ,n
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.58% , 5/15/58 United States 1,021,918 52,549
b ,j ,k
BX Trust , 2025-VOLT , A , 144A, FRN , 5.66% , ( 1-month SOFR +
1.7% ), 12/15/44 ................................... United States 125,000 125,153
m
Citigroup Commercial Mortgage Trust , 2016-P6 , B , FRN , 4.292% ,
12/10/49 ........................................ United States 368,000 346,696
COMM Mortgage Trust ,
b
2013-CR6 , B , 144A, 3.397% , 3/10/46 ................... United States 158,971 156,845
m
2015-CR26 , B , FRN , 4.757% , 10/10/48 ................. United States 258,844 255,731
m
2015-DC1 , B , FRN , 4.035% , 2/10/48 ................... United States 352,000 338,260
m
2017-COR2 , C , FRN , 4.74% , 9/10/50 ................... United States 127,000 122,034
CSAIL Commercial Mortgage Trust ,
2016-C6 , AS , 3.346% , 1/15/49 ........................ United States 171,000 168,811
m,n
2019-C15 , XA , IO, FRN , 1.154% , 3/15/52 ................ United States 5,160,192 127,954
m
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 176,000 172,615
m
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2013-
C10 , C , FRN , 4.24% , 12/15/47 ........................ United States 35,255 34,226
m
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.914% , 6/15/51 ................................... United States 133,000 120,980
b ,m ,n
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.668% , 7/12/50 . United States 2,899,729 43,998
m
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9 , B , FRN , 3.708% , 5/15/46 .................... United States 190,340 185,336
2015-C22 , B , FRN , 3.883% , 4/15/48 ................... United States 138,000 130,271
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 410,000 405,982
n
2016-C32 , XA , IO, FRN , 0.776% , 12/15/49 ............... United States 8,881,075 37,262
m
Morgan Stanley Capital I Trust , 2018-L1 , C , FRN , 4.953% ,
10/15/51 ........................................ United States 263,000 243,232
b ,k
SHRN Trust , 2025-MF18 , A , 144A, FRN , 5.159% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 180,000 180,176
m ,n
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.488% , 11/15/48 .................................. United States 8,984 13

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust ,
2017-C39 , B , 4.025% , 9/15/50 ........................ United States 491,000 $ 465,727
2019-C49 , B , 4.546% , 3/15/52 ........................ United States 581,000 569,537
m
WFRBS Commercial Mortgage Trust , 2013-C11 , B , FRN , 3.714% ,
3/15/45 ......................................... United States 124,140 123,507
5,739,190
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 5,248,174 ) ...............
5,739,190
Mortgage-Backed Securities 15.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.0%
FHLMC Pool, 15 Year , 2.5%, 10/01/36 .................... United States 313,573 296,791
FHLMC Pool, 30 Year , 2%, 3/01/51 ...................... United States 1,095,130 898,539
FHLMC Pool, 30 Year , 2.5%, 1/01/52 ..................... United States 1,038,446 903,174
FHLMC Pool, 30 Year , 2.5%, 1/01/52 - 4/01/52 ............. United States 890,777 769,372
FHLMC Pool, 30 Year , 2.5%, 4/01/52 ..................... United States 1,042,832 906,463
FHLMC Pool, 30 Year , 3%, 3/01/43 - 8/01/52 ............... United States 1,167,307 1,060,128
FHLMC Pool, 30 Year , 3.5%, 8/01/43 ..................... United States 164,007 156,585
FHLMC Pool, 30 Year , 4%, 9/01/49 ...................... United States 888,116 863,288
FHLMC Pool, 30 Year , 4.5%, 9/01/52 ..................... United States 461,967 456,655
FHLMC Pool, 30 Year , 5.5%, 12/01/52 .................... United States 221,625 225,575
FHLMC Pool, 30 Year , 6%, 9/01/53 ...................... United States 330,209 341,321
6,877,891
Federal National Mortgage Association (FNMA) Fixed Rate 9.2%
FNMA , 3.5%, 6/01/56 ................................ United States 1,072,982 990,953
FNMA, 15 Year , 1.5%, 7/01/36 ......................... United States 609,631 552,188
FNMA, 15 Year , 2%, 3/01/36 ........................... United States 871,109 810,668
FNMA, 30 Year , 2%, 10/01/50 .......................... United States 1,115,525 917,611
FNMA, 30 Year , 2%, 10/01/51 .......................... United States 1,125,787 936,701
FNMA, 30 Year , 2%, 2/01/52 ........................... United States 1,116,536 928,028
FNMA, 30 Year , 2%, 3/01/52 ........................... United States 1,096,529 911,404
FNMA, 30 Year , 2.5%, 11/01/51 ......................... United States 522,835 452,800
FNMA, 30 Year , 2.5%, 3/01/52 ......................... United States 1,060,471 918,929
FNMA, 30 Year , 3%, 2/01/43 - 3/01/52 .................... United States 840,944 764,057
FNMA, 30 Year , 3.5%, 6/01/42 - 7/01/43 .................. United States 304,774 291,232
FNMA, 30 Year , 3.5%, 6/01/52 ......................... United States 1,013,763 941,421
FNMA, 30 Year , 4.5%, 8/01/52 - 1/01/53 .................. United States 459,104 454,568
FNMA, 30 Year , 5%, 1/01/49 - 8/01/49 .................... United States 42,610 43,288
FNMA, 30 Year , 5.5%, 1/01/38 - 11/01/52 ................. United States 575,840 590,905
FNMA, 30 Year , 6.5%, 4/01/53 ......................... United States 353,120 367,397
o
Uniform Mortgage-Backed Securities , 2%, TBA, 12/25/40 -
12/25/55 ........................................ United States 330,000 271,922
o
Uniform Mortgage-Backed Securities , 4% , TBA, 12/25/55 ..... United States 450,000 428,657
o
Uniform Mortgage-Backed Securities , 4.5%, TBA, 12/25/40 -
12/25/55 ........................................ United States 240,000 235,823
o
Uniform Mortgage-Backed Securities , 5% , TBA, 12/25/40 ..... United States 300,000 303,447
o
Uniform Mortgage-Backed Securities , 5% , TBA, 12/25/55 ..... United States 1,400,000 1,397,354
o
Uniform Mortgage-Backed Securities , 5.5% , TBA, 12/25/55 .... United States 2,750,000 2,785,096
o
Uniform Mortgage-Backed Securities , 6% , TBA, 12/25/55 ..... United States 3,100,000 3,174,417
o
Uniform Mortgage-Backed Securities , 6.5% , TBA, 12/25/55 .... United States 1,640,000 1,699,141
21,168,007
Government National Mortgage Association (GNMA) Fixed Rate 3.6%
GNMA II, 30 Year , 2.5%, 2/20/52 - 3/20/52 ................. United States 1,013,364 879,683
GNMA II, 30 Year , 3.5%, 3/20/47 ........................ United States 907,413 841,829

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
o
GNMA II, Single-family, 30 Year , 2%, 12/15/55 .............. United States 1,150,000 $ 957,765
o
GNMA II, Single-family, 30 Year , 2.5%, 12/15/55 ............ United States 240,000 208,321
GNMA II, Single-family, 30 Year , 3%, 11/20/53 - 1/20/54 ....... United States 796,931 723,056
GNMA II, Single-family, 30 Year , 3.5%, 10/20/49 - 11/20/49 .... United States 43,867 39,770
GNMA II, Single-family, 30 Year , 4%, 12/20/52 .............. United States 503,547 481,625
o
GNMA II, Single-family, 30 Year , 4.5%, 12/15/55 ............ United States 500,000 489,111
GNMA II, Single-family, 30 Year , 5%, 5/20/49 ............... United States 34,956 35,304
o
GNMA II, Single-family, 30 Year , 5%, 12/15/55 .............. United States 900,000 899,129
GNMA II, Single-family, 30 Year , 5.5%, 5/20/49 ............. United States 13,307 13,564
o
GNMA II, Single-family, 30 Year , 5.5%, 12/15/55 ............ United States 1,700,000 1,717,058
GNMA II, Single-family, 30 Year , 6%, 11/20/53 .............. United States 880,446 916,858
8,203,073
Total Mortgage-Backed Securities (Cost $ 36,336,843 ) ..........................
36,248,971
Residential Mortgage-Backed Securities 3.6%
Financial Services 3.6%
b
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................ United States 246,972 247,691
2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 ............... United States 418,176 423,898
b ,k
Chase Home Lending Mortgage Trust ,
2024-11 , A11 , 144A, FRN , 5.322% , ( 30-day SOFR Average +
1.25% ), 11/25/55 .................................. United States 97,570 97,523
2025-10 , A11 , 144A, FRN , 5.372% , ( 30-day SOFR Average +
1.3% ), 7/25/56 .................................... United States 94,994 95,139
2025-7 , A11 , 144A, FRN , 5.472% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 54,205 54,411
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 516,694 522,991
b
Cross Mortgage Trust , 2024-H3 , A1 , 144A, 6.272% , 6/25/69 ... United States 391,386 396,094
b ,k
EFMT , 2025-NQM4 , A1F , 144A, FRN , 5.272% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 187,136 187,498
b ,k
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.722% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 11,415 11,441
2021-DNA6 , M2 , 144A, FRN , 5.572% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 38,376 38,534
2021-DNA7 , M2 , 144A, FRN , 5.872% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 108,000 108,709
2022-DNA5 , M1A , 144A, FRN , 7.022% , ( 30-day SOFR Average
+ 2.95% ), 6/25/42 ................................. United States 198,835 202,847
2022-DNA6 , M1A , 144A, FRN , 6.222% , ( 30-day SOFR Average
+ 2.15% ), 9/25/42 ................................. United States 46,360 46,597
2023-DNA1 , M1A , 144A, FRN , 6.142% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 14,496 14,702
2023-HQA2 , M1A , 144A, FRN , 6.072% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 7,976 8,001
2023-HQA3 , A1 , 144A, FRN , 5.922% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 32,365 32,700
2023-HQA3 , M1 , 144A, FRN , 5.922% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 8,419 8,467
2024-HQA2 , A1 , 144A, FRN , 5.322% , ( 30-day SOFR Average +
1.25% ), 8/25/44 ................................... United States 215,050 216,313
2025-DNA1 , A1 , 144A, FRN , 5.022% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 39,363 39,422
2025-DNA2 , A1 , 144A, FRN , 5.172% , ( 30-day SOFR Average +
1.1% ), 5/25/45 .................................... United States 109,275 109,615

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,k
FHLMC STACR REMIC Trust, (continued)
2025-DNA2 , M1 , 144A, FRN , 5.272% , ( 30-day SOFR Average
+ 1.2% ), 5/25/45 .................................. United States 558,089 $ 558,523
2025-DNA3 , M1 , 144A, FRN , 5.172% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 184,210 184,204
2025-DNA4 , M1 , 144A, FRN , 5.172% , ( 30-day SOFR Average
+ 1.1% ), 10/25/45 ................................. United States 97,661 97,937
k
FNMA Connecticut Avenue Securities Trust ,
2017-C06 , 2M2 , FRN , 6.986% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 253,977 258,108
2018-C04 , 2M2 , FRN , 6.736% , ( 30-day SOFR Average +
2.664% ), 12/25/30 ................................. United States 54,578 56,112
b
2021-R03 , 1M2 , 144A, FRN , 5.722% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 35,000 35,157
b
2022-R02 , 2M1 , 144A, FRN , 5.272% , ( 30-day SOFR Average +
1.2% ), 1/25/42 .................................... United States 5,097 5,097
b
2022-R02 , 2M2 , 144A, FRN , 7.072% , ( 30-day SOFR Average +
3% ), 1/25/42 ..................................... United States 543,000 553,501
b
2022-R03 , 1M2 , 144A, FRN , 7.572% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 13,000 13,396
b
2022-R04 , 1M2 , 144A, FRN , 7.172% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 13,000 13,338
b
2022-R05 , 2M1 , 144A, FRN , 5.972% , ( 30-day SOFR Average +
1.9% ), 4/25/42 .................................... United States 118,111 118,300
b
2023-R01 , 1M1 , 144A, FRN , 6.472% , ( 30-day SOFR Average +
2.4% ), 12/25/42 ................................... United States 12,422 12,691
b
2023-R02 , 1M1 , 144A, FRN , 6.372% , ( 30-day SOFR Average +
2.3% ), 1/25/43 .................................... United States 27,190 27,744
b
2023-R06 , 1M1 , 144A, FRN , 5.772% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 31,057 31,181
b
2023-R07 , 2M1 , 144A, FRN , 6.022% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 7,387 7,422
b
2024-R03 , 2M1 , 144A, FRN , 5.222% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 7,316 7,319
b
2024-R04 , 1M1 , 144A, FRN , 5.172% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 9,150 9,150
b
2024-R06 , 1A1 , 144A, FRN , 5.222% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 42,433 42,594
b
2024-R06 , 1M1 , 144A, FRN , 5.122% , ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 3,571 3,572
b
2025-R01 , 1A1 , 144A, FRN , 5.022% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 38,470 38,525
b
2025-R01 , 1M1 , 144A, FRN , 5.172% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 35,044 35,086
b
2025-R02 , 1A1 , 144A, FRN , 5.072% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 88,641 88,829
b
2025-R02 , 1M1 , 144A, FRN , 5.222% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 205,830 206,192
b
2025-R03 , 2A1 , 144A, FRN , 5.522% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 128,782 129,647
b
2025-R04 , 1A1 , 144A, FRN , 5.072% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 77,622 77,786
b
2025-R04 , 1M1 , 144A, FRN , 5.272% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 202,681 204,406
b
2025-R06 , 1A1 , 144A, FRN , 4.972% , ( 30-day SOFR Average +
0.9% ), 9/25/45 .................................... United States 144,972 145,065
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 14,152 13,850
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 76,288 77,069

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Mill City Mortgage Loan Trust , 2023-NQM1 , A1 , 144A, 6.05% ,
10/25/67 ........................................ United States 231,202 $ 231,243
k
MortgageIT Trust , 2004-1 , M2 , FRN , 5.074% , ( 1-month SOFR +
1.119% ), 11/25/34 ................................. United States 70,117 66,451
b
OBX Trust ,
2023-NQM8 , A1 , 144A, 7.045% , 9/25/63 ................ United States 93,660 94,739
k
2025-J2 , AF , 144A, FRN , 5.372% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 95,313 95,379
b ,k
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.572% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ........ United States 110,140 110,500
k
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.499% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 125,152 114,604
b ,k
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.851% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 427,000 434,230
2025-3 , A , 144A, FRN , 4.851% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 410,000 411,242
2025-7 , A , 144A, FRN , 4.851% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 423,000 424,042
k
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.429% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 433,276 394,736
8,291,560
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 8,224,416 ) ................
8,291,560
Agency Commercial Mortgage-Backed Securities 0.2%
Financial Services 0.2%
k
FHLMC , 5471 , FD , FRN , 4.922% , ( 30-day SOFR Average +
0.85% ), 11/25/54 .................................. United States 119,333 119,225
k
FNMA , 2024-93 , FD , FRN , 5.122% , ( 30-day SOFR Average +
1.05% ), 12/25/54 .................................. United States 259,135 259,080
378,305
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 377,629 ) .........
378,305
Total Long Term Investments (Cost $ 207,772,214 ) .............................
225,059,473
a
Short Term Investments 7.6%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 5.7%
p,q
Putnam Short Term Investment Fund , Class P , 4.194% ....... United States 13,018,121 13,018,122
Total Management Investment Companies (Cost $ 13,018,122 ) ..................
13,018,122

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
p,q
Putnam Government Money Market Fund , Class G , 3.827% ... United States 4,466,339 $ 4,466,339
Total Money Market Funds (Cost $ 4,466,339 ) .................................
4,466,339
Total Short Term Investments (Cost $ 17,484,461 ) ..............................
17,484,461
a
Total Investments (Cost $ 225,256,675 ) 105.8% ................................
$242,543,934
TBA Sale Commitments (1.7) % ..............................................
(3,906,571)
Other Assets, less Liabilities (4.1) % .........................................
(9,432,232)
Net Assets 100.0% .........................................................
$229,205,131
a a a
Principal
Amount
*
r
TBA Sale Commitments (1.7)%
Mortgage-Backed Securities (1.7)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.4)%
Uniform Mortgage-Backed Securities , TBA, 3.5% , 12/25/55 .... United States (1,000,000) (925,080)
Government National Mortgage Association (GNMA) Fixed Rate (1.3)%
GNMA II, Single-family, 30 Year ,
3.5% , 12/15/55 ................................... United States (250,000) (229,228)
6% , 12/15/55 ..................................... United States (2,700,000) (2,752,263)
(2,981,491)
Total TBA Sale Commitments (Proceeds $ (3,890,832) ) .........................
$(3,906,571)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $54,418,827, representing 23.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding restricted securities.
f
The rate shown represents the yield at period end.
g
Income may be received in additional securities and/or cash.
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security purchased on a delayed delivery basis.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts. At November 30, 2025, the value of this security pledged amounted to
$459,500, representing 0.2% of net assets.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
o
Security purchased on a to-be-announced (TBA) basis.
p
See Note 4 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
r
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At November 30, 2025, the Fund had the following futures contracts outstanding.
At November 30, 2025 , the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Commodity contracts
Bloomberg Commodity Index ................... Long 325 $ 3,588,325 12/17/25 $ 169,952
Equity contracts
Russell 2000 E-Mini Index ...................... Short 7 876,785 12/19/25 (27,771)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 6 680,062 3/20/26 (478)
U.S. Treasury 10 Year Ultra Notes ................ Short 97 11,271,703 3/20/26 (20,511)
U.S. Treasury 2 Year Notes ..................... Long 22 4,594,906 3/31/26 (28)
U.S. Treasury 5 Year Notes ..................... Long 33 3,622,266 3/31/26 766
U.S. Treasury Long Bonds ..................... Long 35 4,110,312 3/20/26 8,424
U.S. Treasury Ultra Bonds ...................... Long 31 3,749,062 3/20/26 7,752
Total Futures Contracts ...................................................................... $138,106
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 355,200 481,427 12/17/25 $ 11,249 $ —
British Pound ...... BZWS Buy 103,100 139,737 12/17/25 — (3,263)
British Pound ...... GSCO Sell 13,400 18,162 12/17/25 424 —
British Pound ...... MSCO Buy 59,600 80,821 12/17/25 — (1,928)
British Pound ...... SSBT Buy 53,100 72,006 12/17/25 — (1,718)
British Pound ...... TDOM Sell 69,500 90,627 12/17/25 — (1,371)
Danish Krone ...... BOFA Buy 164,900 26,077 12/17/25 — (430)
Danish Krone ...... BZWS Sell 13,000 2,056 12/17/25 34 —
Danish Krone ...... CITI Sell 99,500 15,733 12/17/25 258 —
Danish Krone ...... SSBT Buy 100,500 15,888 12/17/25 — (258)
Danish Krone ...... SSBT Sell 165,600 25,524 12/17/25 — (231)
Danish Krone ...... UBSW Sell 259,100 40,963 12/17/25 666 —
Euro ............. BOFA Sell 226,000 266,524 12/17/25 4,063 —
Euro ............. BZWS Sell 150,800 177,838 12/17/25 2,709 —
Euro ............. GSCO Sell 12,600 14,496 12/17/25 — (137)
Euro ............. JPHQ Sell 191,200 225,467 12/17/25 3,420 —
Euro ............. MSCO Buy 21,000 24,760 12/17/25 — (372)
Euro ............. SSBT Sell 341,100 402,177 12/17/25 6,046 —
Euro ............. UBSW Sell 124,800 147,144 12/17/25 2,210 —
Norwegian Krone ... MSCO Sell 466,200 47,183 12/17/25 1,109 —
Norwegian Krone ... SSBT Sell 487,800 49,366 12/17/25 1,157 —
Norwegian Krone ... TDOM Sell 67,900 6,648 12/17/25 — (63)
Swedish Krona ..... BOFA Sell 15,400 1,663 12/17/25 31 —
Swedish Krona ..... BZWS Buy 93,300 10,077 12/17/25 — (186)

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At November 30, 2025, the Fund had the following interest rate swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... MSCO Buy 27,000 2,912 12/17/25 $ — $ (49)
Swedish Krona ..... SSBT Buy 1,897,400 204,601 12/17/25 — (3,439)
Swedish Krona ..... TDOM Buy 408,200 42,844 12/17/25 494 (60)
Swiss Franc ....... BOFA Buy 53,600 67,990 12/17/25 — (1,118)
Swiss Franc ....... BZWS Buy 4,200 5,328 12/17/25 — (88)
Swiss Franc ....... MSCO Buy 70,700 87,550 12/17/25 656 —
Swiss Franc ....... MSCO Sell 1,200 1,524 12/17/25 27 —
Swiss Franc ....... UBSW Buy 36,300 46,102 12/17/25 — (814)
Australian Dollar .... BOFA Buy 82,600 53,695 1/14/26 437 —
Australian Dollar .... CITI Sell 15,100 9,800 1/14/26 — (95)
Australian Dollar .... MSCO Sell 161,100 105,139 1/14/26 — (440)
Australian Dollar .... TDOM Buy 149,300 97,144 1/14/26 702 —
Australian Dollar .... UBSW Sell 32,100 20,839 1/14/26 — (198)
Israeli New Shekel .. UBSW Buy 213,800 64,951 1/14/26 734 —
Hong Kong Dollar ... BZWS Buy 3,600 464 2/11/26 — (1)
Hong Kong Dollar ... CITI Buy 456,500 58,830 2/11/26 — (72)
Hong Kong Dollar ... GSCO Sell 399,900 51,535 2/11/26 61 —
Hong Kong Dollar ... UBSW Sell 709,600 91,440 2/11/26 103 —
Singapore Dollar .... BZWS Buy 130,400 101,058 2/11/26 102 —
Singapore Dollar .... JPHQ Buy 4,800 3,720 2/11/26 3 —
Singapore Dollar .... MSCO Buy 39,500 30,517 2/11/26 126 —
Singapore Dollar .... SSBT Buy 12,400 9,580 2/11/26 39 —
Singapore Dollar .... UBSW Buy 2,300 1,777 2/11/26 7 —
Japanese Yen ...... BZWS Sell 5,612,700 36,657 2/12/26 471 —
Japanese Yen ...... CITI Sell 10,537,300 68,817 2/12/26 882 —
Japanese Yen ...... MSCO Buy 14,221,900 92,424 2/12/26 — (734)
Japanese Yen ...... SSBT Sell 1,422,900 9,246 2/12/26 73 —
Japanese Yen ...... UBSW Buy 5,460,800 35,486 2/12/26 — (280)
Total Forward Exchange Contracts ................................................... $38,293 $(17,345)
Net unrealized appreciation (depreciation) ............................................ $20,948
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 225,000 $ (821) $ (789) $ (32)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 505,000 (7,334) 1,729 (9,063)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.2% ..... Annual 12/17/30 580,000 2,710 3,621 (911)

Putnam Asset Allocation Funds
Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See abbreviations on page 58 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 37,000 $ 912 $ 605 $ 307
Receive Fixed 3.55% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/35 27,000 (133) (139) 6
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 470,000 7,314 (847) 8,161
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/55 252,000 (2,559) 470 (3,029)
Total Interest Rate Swap Contracts ................................. $89 $ 4,650 $(4,561)
*
In U.S. dollars unless otherwise indicated.

Putnam Asset Allocation Funds

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
1. Organization
Putnam Asset Allocation Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Multi-Asset Income Fund
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At November 30, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2025, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Putnam Multi-Asset Income Fund
105 Metsera Inc ................................ 11/14/25 $ 515 $ 515
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $515 $515
†
Rounds to less than 0.1% of net assets.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Multi-Asset Income Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.827% . $— $27,265,328 $(22,798,989) $— $— $4,466,339 4,466,339 $19,089
Putnam Short Term Investment
Fund, Class P, 4.194% ...... $ 11,277,701 $ 92,081,329 $ (90,340,908) $ — $ — $ 13,018,122 13,018,121 $ 121,838
Total Affiliated Securities ... $11,277,701 $119,346,657 $(113,139,897) $— $— $17,484,461 $140,927
2. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Multi-Asset Income Fund
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,044,826 $ 218,029 $ — $ 1,262,855
Air Freight & Logistics ................... 763,296 28,624 — 791,920
Automobile Components ................. 57,551 101,155 — 158,706
Automobiles .......................... 1,176,050 446,826 — 1,622,876
Banks ............................... 2,273,350 1,846,262 — 4,119,612
Beverages ........................... 1,012,632 31,467 — 1,044,099
Biotechnology ......................... 729,159 — — 729,159
Broadline Retail ....................... 1,428,321 39,263 — 1,467,584
Building Products ...................... 84,477 100,570 — 185,047
Capital Markets ........................ 1,889,373 264,184 — 2,153,557
Chemicals ........................... 431,277 153,397 — 584,674
Commercial Services & Supplies ........... 40,618 — — 40,618
Communications Equipment .............. 1,633,786 — — 1,633,786
Construction & Engineering ............... 97,300 175,474 — 272,774
Construction Materials .................. — 149,909 — 149,909
Consumer Finance ..................... 172,678 — — 172,678
Consumer Staples Distribution & Retail ...... 109,266 137,349 — 246,615
Containers & Packaging ................. 57,940 — — 57,940
Distributors ........................... 4,044 — — 4,044
Diversified Consumer Services ............ 650,631 — — 650,631
Diversified REITs ...................... 11,041 70,998 — 82,039
Diversified Telecommunication Services ..... 866,298 236,638 — 1,102,936
Electric Utilities ........................ 1,070,622 346,068 — 1,416,690
Electrical Equipment .................... 1,032,705 184,061 — 1,216,766
Electronic Equipment, Instruments &
Components ........................ 95,777 — — 95,777
Energy Equipment & Services ............. 236,276 — — 236,276
Entertainment ......................... 223,337 — — 223,337
Financial Services ...................... 708,284 112,807 — 821,091
Food Products ........................ 499,838 280,999 — 780,837
Gas Utilities .......................... 75,014 — — 75,014
Ground Transportation .................. 152,544 — — 152,544
Health Care Equipment & Supplies ......... 441,960 162,673 — 604,633
Health Care Providers & Services .......... 217,058 — — 217,058

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Multi-Asset Income Fund
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Health Care REITs ..................... $ 86,459 $ — $ — $ 86,459
Health Care Technology ................. 38,581 — — 38,581
Hotel & Resort REITs ................... 22,720 — — 22,720
Hotels, Restaurants & Leisure ............. 380,309 109,087 — 489,396
Household Durables .................... 131,857 — — 131,857
Household Products .................... 153,082 — — 153,082
Independent Power and Renewable Electricity
Producers .......................... 96,128 — 11 96,139
Industrial Conglomerates ................ 102,100 130,745 — 232,845
Industrial REITs ....................... 52,390 — — 52,390
Insurance ............................ 1,280,917 836,133 — 2,117,050
Interactive Media & Services .............. 5,641,290 51,427 — 5,692,717
IT Services ........................... 50,750 23,878 — 74,628
Leisure Products ....................... 18,714 — — 18,714
Life Sciences Tools & Services ............ 19,863 — — 19,863
Machinery ............................ 1,081,768 279,364 — 1,361,132
Marine Transportation ................... 22,881 239,841 — 262,722
Media ............................... 878,017 154,189 — 1,032,206
Metals & Mining ....................... 177,056 422,163 — 599,219
Mortgage Real Estate Investment Trusts
(REITs) ............................ 1,396,980 — — 1,396,980
Multi-Utilities .......................... 88,317 210,825 — 299,142
Office REITs .......................... 6,282 — — 6,282
Oil, Gas & Consumable Fuels ............. 1,478,619 539,806 — 2,018,425
Paper & Forest Products ................. 9,379 18,728 — 28,107
Passenger Airlines ..................... 90,935 24,680 — 115,615
Personal Care Products ................. — 51,924 — 51,924
Pharmaceuticals ....................... 3,797,656 903,225 — 4,700,881
Professional Services ................... 960,442 20,459 — 980,901
Real Estate Management & Development .... 30,260 — — 30,260
Residential REITs ...................... 158,734 — — 158,734
Retail REITs .......................... 900,342 4,275 — 904,617
Semiconductors & Semiconductor Equipment . 6,985,754 556,894 — 7,542,648
Software ............................. 3,463,170 106,703 — 3,569,873
Specialized REITs ...................... 523,116 — — 523,116
Specialty Retail ........................ 1,111,861 130,610 — 1,242,471
Technology Hardware, Storage & Peripherals . 4,164,382 64,728 — 4,229,110
Textiles, Apparel & Luxury Goods .......... 125,379 318,166 — 443,545
Tobacco ............................. 162,834 263,502 — 426,336
Trading Companies & Distributors .......... 14,368 481,044 — 495,412
Transportation Infrastructure .............. — 126,670 — 126,670
Water Utilities ......................... 9,616 19,046 — 28,662
Wireless Telecommunication Services ....... 50,523 135,156 — 185,679
Convertible Preferred Stocks ................ 152,085 — — 152,085
Preferred Stocks ......................... — 41,840 — 41,840
Rights ................................. — — 823 823
Convertible Bonds ....................... — 332,799 — 332,799
Corporate Bonds ........................ — 64,052,961 — 64,052,961
Senior Floating Rate Interests ............... — 1,312,189 — 1,312,189
Foreign Government and Agency Securities .... — 9,519,702 — 9,519,702
U.S. Government and Agency Securities ....... — 23,657,263 — 23,657,263
Asset-Backed Securities ................... — 8,970,593 — 8,970,593
Commercial Mortgage-Backed Securities ...... — 5,739,190 — 5,739,190
Mortgage-Backed Securities ................ — 36,248,971 — 36,248,971
5. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Multi-Asset Income Fund
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Residential Mortgage-Backed Securities ....... $ — $ 8,291,560 $ — $ 8,291,560
Agency Commercial Mortgage-Backed Securities — 378,305 — 378,305
Short Term Investments ................... 17,484,461 — — 17,484,461
Total Investments in Securities ........... $72,687,706 $169,855,394
a
$834 $242,543,934
Other Financial Instruments:
Forward Exchange Contracts ............... $— $38,293 $— $38,293
Futures Contracts ....................... 186,894 — — 186,894
Swap Contracts ......................... — 8,474 — 8,474
Total Other Financial Instruments ......... $186,894 $46,767 $— $233,661
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 3,906,571 $ — $ 3,906,571
Forward Exchange Contracts ............... — 17,345 — 17,345
Futures Contracts ........................ 48,788 — — 48,788
Swap Contracts ......................... — 13,035 — 13,035
Total Other Financial Instruments ......... $48,788 $3,936,951 $— $3,985,739
a
Includes foreign securities valued at $11,335,315, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Multi-Asset Income Fund
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
Cu r rency
AUD
Australian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
SEK
Swedish Krona
USD
United States Dollar
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CVR
Contingent Value Right
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.12%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.